ALLOCATION STRATEGIES
A, C, & I SHARES PROSPECTUS
August 1, 2015
Investment Adviser: RidgeWorth Investments
	A Shares	C Shares	I Shares
• Aggressive Growth Allocation Strategy	SLAAX	CLVLX	CVMGX
• Conservative Allocation Strategy	SVCAX	SCCLX	SCCTX
• Growth Allocation Strategy	SGIAX	SGILX	CLVGX
• Moderate Allocation Strategy	SVMAX	SVGLX	CLVBX
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	Aggressive Growth Allocation Strategy
5	Conservative Allocation Strategy
10	Growth Allocation Strategy
14	Moderate Allocation Strategy
18	More Information
22	More Information About Indices
22	More Information About Fund Investments
22	Information About Portfolio Holdings
22	Management
23	Purchasing, Selling and Exchanging Fund Shares
30	Market Timing Policies and Procedures
31	Distribution of Fund Shares
32	Shareholder Servicing Plans
32	Dividends and Distributions
32	Household Mailings
32	Taxes
34	Financial Highlights

BACK COVER	How to Obtain More Information About RidgeWorth Funds

August 1, 2015
RidgeWorth Investments is the trade name of RidgeWorth Capital Management LLC

Allocation Strategies
1
Aggressive Growth Allocation Strategy
Summary Section
A Shares, C Shares and I Shares
Investment Objective
The Aggressive Growth Allocation Strategy (the “Fund”) seeks to provide a high level of capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 26 of the Fund’s prospectus and Rights of Accumulation on page 73 of the Fund’s statement of additional information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None	1.00%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	C Shares	I Shares
Management Fees	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.30%	1.00%	None
Other Expenses	0.72%	0.63%	1.02%
Acquired Fund Fees and Expenses(1)	0.73%	0.73%	0.73%
Total Annual Fund Operating Expenses	1.85%	2.46%	1.85%
Fee Waivers and/or Expense Reimbursements(2)	(0.42)%	(0.43)%	(0.62)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.43%	2.03%	1.23%
(1)	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value per share (“NAV”) and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
(2)	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2016, in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, interest expense, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.70%, 1.30% and 0.50% for the A, C and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. The example reflects contractual fee waivers and reimbursements for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
A Shares	$712	$1,085	$1,481	$2,587
C Shares	$306	$ 726	$1,272	$2,764
I Shares	$125	$ 521	$ 943	$2,118
You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
A Shares	$712	$1,085	$1,481	$2,587
C Shares	$206	$ 726	$1,272	$2,764
I Shares	$125	$ 521	$ 943	$2,118
Portfolio Turnover
The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests pursuant to an asset allocation strategy in a combination of RidgeWorth Equity Funds and exchange-traded funds (“ETFs”) that invest in equities (together, “Underlying Equity Funds”), and, to a lesser extent, RidgeWorth Fixed Income Funds and ETFs that invest in bonds (together, “Underlying Fixed Income Funds”). The Fund invests between 70% and 90% of its assets in Underlying Equity Funds and between 10% and 30% of its assets in Underlying Fixed Income Funds (together, “Underlying Funds”). The Fund’s remaining assets may be invested in cash and cash equivalents, including unaffiliated money market funds, securities issued by the U.S. government, its agencies or instrumentalities, repurchase agreements and short-term paper.

2
Allocation Strategies
Aggressive Growth Allocation Strategy
The Fund may invest in Underlying Funds that:
–	invest in common stocks of real estate investment trusts and companies principally engaged in the real estate industry.
–	invest in common stocks, other equity securities and debt instruments, including mortgage- and asset-backed instruments and securities restricted as to resale, of U.S. and non-U.S. companies. The Underlying Fund may invest in companies of any size and in both developed and emerging markets.
–	invest in bank loans and other below investment grade instruments.
–	invest in inflation-protected public obligations of the U.S. Treasury (“TIPS”), which are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.
In selecting a diversified portfolio of Underlying Funds, the Adviser analyzes many factors, including the Underlying Funds’ investment objectives, total return, volatility and expenses. The table that follows shows how the Adviser currently expects to allocate the Fund’s portfolio among asset classes. The table also shows the sectors within those asset classes to which the Fund may have exposure.
Asset Class	Investment Range (Percentage of the Aggressive Growth Allocation Strategy’s Assets)
Underlying Equity Funds	70-90%
U.S. Equities
International Equities
Emerging Market Equities (All Market Capitalizations)
Underlying Fixed Income Funds	10-30%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including bank loans)
International Bonds
Emerging Market Bonds
Underlying Money Market Investments	0-20%
Principal Investment Risks
You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund’s assets among them. The Adviser’s asset allocation decisions may not anticipate market trends successfully. The risks of the Fund will directly correspond to the risks of the Underlying Funds in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying Funds. Certain risks associated with investing in the Underlying Funds are described in this section.
Asset Allocation Risk: Asset allocation risk is the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or re-allocated.
Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”, including those bonds rated lower than “BBB-” by Standard & Poor’s Financial Services LLC and Fitch, Inc. or “Baa3” by Moody’s Investors Service), or that are unrated but judged by the Subadviser to be of comparable quality at the time of purchase, involve greater risk of default or downgrade and are more volatile than investment grade securities and are considered speculative.
These instruments have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to a greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to value these instruments accurately.
Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal or interest or will default. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.
Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.
Equity Securities Risk: The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate drastically from day to day.
Exchange-Traded Fund Risk: ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund bears its pro rata portion of the ETF’s expenses. The impact of these additional expenses, if any, would be shown as part of “Acquired Fund Fees and Expenses” in the Annual Fund Operating Expenses table.
Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and

Allocation Strategies
3
Aggressive Growth Allocation Strategy
can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed.
Difficulty in selling a floating rate loan can result in a loss. In addition, floating rate loans generally are subject to extended settlement periods, which may impair the Underlying Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans.
Foreign Companies and Securities Risk: Foreign securities and dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Foreign securities also involve risks such as currency fluctuations and delays in enforcement of rights. All of these risks are increased for investments in emerging markets.
Growth Stock Risk: “Growth” stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. “Growth” stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.
Large-Capitalization Companies Risk: Large-cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as small-capitalization companies.
Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions.
During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties and may become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.
If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event, the security could underperform and affect the Fund’s net asset value.
Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund or an Underlying Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund or an Underlying Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.
Real Estate Investment Risk: The Fund or an Underlying ETF invests in companies that invest in real estate (e.g. real estate investment trusts) and is exposed to risks specific to the real estate market, including interest rate risk, leverage risk, property risk and management risk.
Restricted Securities Risk: Certain debt securities may be restricted securities, which are not registered with the SEC and thus may not be sold publicly until registration has been made. Therefore, there is the absence of a public market and there is limited investor information.
Small- and Mid-Capitalization Companies Risk: Small- and mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Small- and mid-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.
U.S. Government Securities Risk: U.S. Treasury securities are backed by the full faith and credit of the U.S. government, while other types of securities issued or guaranteed by federal agencies, instrumentalities, and U.S. government-sponsored entities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities may underperform other segments of the fixed income market or the fixed income market as a whole.
Value Investing Risk: “Value” investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth. It is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued by the Fund or an Underlying Fund may actually be appropriately priced.
Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

4
Allocation Strategies
Aggressive Growth Allocation Strategy
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*
Best Quarter	Worst Quarter
16.09%	-21.29%
(6/30/2009)	(12/31/2008)
*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2015 was 2.30%.
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS
(for periods ended December 31, 2014)

	1 Year	5 Years	10 Years
A Shares Return Before Taxes	0.65%	8.92%	4.95%
C Shares Return Before Taxes	5.15%	9.47%	4.88%
I Shares Return Before Taxes	6.93%	10.51%	5.88%
I Shares Return After Taxes on Distributions	1.93%	8.29%	3.86%
I Shares Return After Taxes on Distributions and Sale of Fund Shares	7.11%	7.98%	4.41%
Hybrid 80/20 Blend of the two Indices below (reflects no deduction for fees, expenses or taxes)	12.16%	13.34%	7.27%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	7.67%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.97%	4.45%	4.71%
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
Investment Adviser
RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”).
Portfolio Management
Mr. Alan Gayle, Managing Director of the Adviser, has managed the Fund since its inception.
Purchasing and Selling Your Shares
You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, C and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.
The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced, waived, or not applicable in some cases.
Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax-advantaged accounts)
I Shares	None
Subsequent investments in A or C Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts for either class of shares at its discretion. There are no minimums for subsequent investments in I Shares.
Tax Information
The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, which may be taxed upon withdrawal.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services.
These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Allocation Strategies
5
Conservative Allocation Strategy
Summary Section
A Shares, C Shares and I Shares
Investment Objective
The Conservative Allocation Strategy (the “Fund”) seeks to provide a high level of capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 26 of the Fund’s prospectus and Rights of Accumulation on page 73 of the Fund’s statement of additional information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None	1.00%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	C Shares	I Shares
Management Fees	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.30%	1.00%	None
Other Expenses	0.27%	0.23%	0.35%
Acquired Fund Fees and Expenses(1)	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses	1.17%	1.83%	0.95%
Fee Waivers and/or Expense Reimbursements(2)	(0.07)%	(0.03)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.10%	1.80%	0.80%
(1)	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value per share (“NAV”) and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
(2)	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2016, in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, interest expense, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.60%, 1.30% and 0.30% for the A, C and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. The example reflects contractual fee waivers and reimbursements for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
A Shares	$582	$822	$1,082	$1,822
C Shares	$283	$573	$ 988	$2,145
I Shares	$ 82	$288	$ 511	$1,153
You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
A Shares	$582	$822	$1,082	$1,822
C Shares	$183	$573	$ 988	$2,145
I Shares	$ 82	$288	$ 511	$1,153
Portfolio Turnover
The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests pursuant to an asset allocation strategy in a combination of RidgeWorth Fixed Income Funds and exchange-traded funds (“ETFs”) that invest in bonds (together, “Underlying Fixed Income Funds”), and to a lesser extent, RidgeWorth Equity Funds and ETFs that invest in equities (together, “Underlying Equity Funds”). The Fund invests between 50% and 80% of its assets in Underlying Fixed Income Funds, and between 20% and 40% of its assets in Underlying Equity Funds (together, “Underlying Funds”). The Fund’s remaining assets may be invested in cash and cash equivalents, including unaffiliated money market funds, securities issued by the U.S. government, its agencies or instrumentalities, repurchase agreements and short-term paper.

6
Allocation Strategies
Conservative Allocation Strategy
The Fund may invest in Underlying Funds that:
–	invest in debt instruments, including mortgage- and asset-backed instruments, securities restricted as to resale, common stocks and other equity securities of U.S. and non-U.S. companies including those in both developed and emerging markets.
–	invest in bank loans and other below investment grade instruments.
–	invest in inflation-protected public obligations of the U.S. Treasury (“TIPS”), which are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.
In selecting a diversified portfolio of Underlying Fixed Income Funds and Underlying Equity Funds (together, “Underlying Funds”), the Adviser analyzes many factors, including the Underlying Funds’ investment objectives, total return, volatility and expenses.
The table that follows shows how the Adviser currently expects to allocate the Fund’s portfolio among asset classes. The table also shows the sectors within those asset classes to which the Fund will currently have exposure.
Asset Class	Investment Range (Percentage of the Conservative Allocation Strategy’s Assets)
Underlying Fixed Income Funds	50-80%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including bank loans)
International Bonds
Emerging Market Bonds
Underlying Equity Funds	20-40%
U.S. Equities
International Equities
Emerging Market Equities (All Market Capitalizations)
Underlying Money Market Investments	0-20%
Principal Investment Risks
You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund’s assets among them. The Adviser’s asset allocation decisions may not anticipate market trends successfully. The risks of the Fund will directly correspond to the risks of the Underlying Funds in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying Funds. Certain risks associated with investing in the Underlying Funds are described in this section.
Asset Allocation Risk: Asset allocation risk is the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or re-allocated.
Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”, including those bonds rated lower than “BBB-” by Standard & Poor’s Financial Services LLC and Fitch, Inc. or “Baa3” by Moody’s Investors Service), or that are unrated but judged by the Subadviser to be of comparable quality at the time of purchase, involve greater risk of default or downgrade and are more volatile than investment grade securities and are considered speculative.
These instruments have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to a greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to value these instruments accurately.
Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal or interest or will default. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.
Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.
Equity Securities Risk: The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate drastically from day to day.
Exchange-Traded Fund Risk: ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund bears its pro rata portion of the ETF’s expenses. The impact of these additional expenses, if any, would be shown as part of “Acquired Fund Fees and Expenses” in the Annual Fund Operating Expenses table.
Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly

Allocation Strategies
7
Conservative Allocation Strategy
over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed.
Difficulty in selling a floating rate loan can result in a loss. In addition, floating rate loans generally are subject to extended settlement periods, which may impair the Underlying Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans.
Foreign Companies and Securities Risk: Foreign securities and dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Foreign securities also involve risks such as currency fluctuations and delays in enforcement of rights. All of these risks are increased for investments in emerging markets.
Growth Stock Risk: “Growth” stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. “Growth” stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.
Large-Capitalization Companies Risk: Large-cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as small-capitalization companies.
Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions.
During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties and may become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.
If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event, the security could underperform and affect the Fund’s net asset value.
Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund or an Underlying Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund or an
Underlying Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.
Real Estate Investment Risk: The Fund or an Underlying ETF invests in companies that invest in real estate (e.g. real estate investment trusts) and is exposed to risks specific to the real estate market, including interest rate risk, leverage risk, property risk and management risk.
Restricted Securities Risk: Certain debt securities may be restricted securities, which are not registered with the SEC and thus may not be sold publicly until registration has been made. Therefore, there is the absence of a public market and there is limited investor information.
Small- and Mid-Capitalization Companies Risk: Small- and mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Small- and mid-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.
U.S. Government Securities Risk: U.S. Treasury securities are backed by the full faith and credit of the U.S. government, while other types of securities issued or guaranteed by federal agencies, instrumentalities, and U.S. government-sponsored entities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities may underperform other segments of the fixed income market or the fixed income market as a whole.
Value Investing Risk: “Value” investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth. It is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued by the Fund or an Underlying Fund may actually be appropriately priced.
Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. I Shares commenced operations on November 6, 2003, A Shares commenced operations on November 11, 2003 and C Shares commenced operations on April 3, 2005. Performance between March 11, 2003 and the commencement of operations of A Shares, C Shares and I Shares is that of the B Shares of the Fund, which converted into A Shares of the Fund on July 16, 2010, and has not been adjusted to reflect A Share, C Share or I Share expenses. If it had been performance for the C Shares would have been lower.) Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

8
Allocation Strategies
Conservative Allocation Strategy
The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*
Best Quarter	Worst Quarter
7.57%	-4.15%
(9/30/2009)	(9/30/2011)
*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2015 was 0.88%.
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS
(for periods ended December 31, 2014)

	1 Year	5 Years	10 Years
A Shares Return Before Taxes	0.91%	5.61%	5.07%
C Shares Return Before Taxes	4.22%	5.88%	4.89%
I Shares Return Before Taxes	6.28%	6.94%	5.90%
I Shares Return After Taxes on Distributions	4.63%	5.42%	4.38%
I Shares Return After Taxes on Distributions and Sale of Fund Shares	4.03%	4.96%	4.13%
Hybrid 30/70 Blend of the two Indices below (reflects no deduction for fees, expenses or taxes)	8.30%	7.86%	5.84%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	7.67%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.97%	4.45%	4.71%
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
Investment Adviser
RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”).
Portfolio Management
Mr. Alan Gayle, Managing Director of the Adviser, has managed the Fund since its inception.
Purchasing and Selling Your Shares
You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, C and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.
The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced, waived, or not applicable in some cases.
Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax-advantaged accounts)
I Shares	None
Subsequent investments in A or C Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts for either class of shares at its discretion. There are no minimums for subsequent investments in I Shares.
Tax Information
The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, which may be taxed upon withdrawal.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services.

Allocation Strategies
9
Conservative Allocation Strategy
These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

10
Allocation Strategies
Growth Allocation Strategy
Summary Section
A Shares, C Shares and I Shares
Investment Objective
The Growth Allocation Strategy (the “Fund”) seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 26 of the Fund’s prospectus and Rights of Accumulation on page 73 of the Fund’s statement of additional information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None	1.00%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	C Shares	I Shares
Management Fees	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.30%	1.00%	None
Other Expenses	0.28%	0.20%	0.59%
Acquired Fund Fees and Expenses(1)	0.68%	0.68%	0.68%
Total Annual Fund Operating Expenses	1.36%	1.98%	1.37%
Fee Waivers and/or Expense Reimbursements(2)	—	—	(0.19)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.36%	1.98%	1.18%
(1)	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value per share (“NAV”) and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
(2)	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2016, in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, interest expense, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.70%, 1.30% and 0.50% for the A, C and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. The example reflects contractual fee waivers and reimbursements for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
A Shares	$706	$981	$1,277	$2,116
C Shares	$301	$621	$1,068	$2,306
I Shares	$120	$415	$ 732	$1,630
You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
A Shares	$706	$981	$1,277	$2,116
C Shares	$201	$621	$1,068	$2,306
I Shares	$120	$415	$ 732	$1,630
Portfolio Turnover
The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests pursuant to an asset allocation strategy in a combination of RidgeWorth Equity Funds and exchange-traded funds (“ETFs”) that invest in equities (together, “Underlying Equity Funds”), and, to a lesser extent, RidgeWorth Fixed Income Funds and ETFs that invest in bonds (together, “Underlying Fixed Income Funds”). The Fund invests between 60% and 80% of its assets in Underlying Equity Funds and between 10% and 40% of its assets in Underlying Fixed Income Funds (together, “Underlying Funds”). The Fund’s remaining assets may be invested in cash and cash equivalents, including unaffiliated money market funds, securities issued by the U.S. government, its agencies or instrumentalities, repurchase agreements and short-term paper.

Allocation Strategies
11
Growth Allocation Strategy
The Fund may invest in Underlying Funds that:
–	invest in common stocks, other equity securities and debt instruments, including mortgage- and asset-backed instruments and securities restricted as to resale, of U.S. and non-U.S. companies. The Underlying Fund may invest in companies of any size and in both developed and emerging markets.
–	invest in bank loans and other below investment grade instruments.
–	invest in inflation-protected public obligations of the U.S. Treasury (“TIPS”), which are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.
In selecting a diversified portfolio of Underlying Funds, the Adviser analyzes many factors, including the Underlying Funds’ investment objectives, total returns, volatility and expenses. The table that follows shows how the Adviser currently expects to allocate the Fund’s portfolio among asset classes. The table also shows the sectors within those asset classes to which the Fund will currently have exposure.
Asset Class	Investment Range (Percentage of the Growth Allocation Strategy’s Assets)
Underlying Equity Funds	60-80%
U.S. Equities
International Equities
Emerging Market Equities (All Market Capitalizations)
Underlying Fixed Income Funds	10-40%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including bank loans)
International Bonds
Emerging Market Bonds
Underlying Money Market Investments	0-20%
Principal Investment Risks
You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund’s assets among them. The Adviser’s asset allocation decisions may not anticipate market trends successfully. The risks of the Fund will directly correspond to the risks of the Underlying Funds in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying Funds. Certain risks associated with investing in the Underlying Funds are described in this section.
Asset Allocation Risk: Asset allocation risk is the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or re-allocated.
Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”, including those bonds rated lower than “BBB-” by Standard & Poor’s Financial Services LLC and Fitch, Inc. or “Baa3” by Moody’s Investors Service), or that are unrated but judged by the Subadviser to be of comparable quality at the time of purchase, involve greater risk of default or downgrade and are more volatile than investment grade securities and are considered speculative.
These instruments have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to a greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to value these instruments accurately.
Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal or interest or will default. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.
Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.
Equity Securities Risk: The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate drastically from day to day.
Exchange-Traded Fund Risk: ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund bears its pro rata portion of the ETF’s expenses. The impact of these additional expenses, if any, would be shown as part of “Acquired Fund Fees and Expenses” in the Annual Fund Operating Expenses table.
Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly

12
Allocation Strategies
Growth Allocation Strategy
over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed.
Difficulty in selling a floating rate loan can result in a loss. In addition, floating rate loans generally are subject to extended settlement periods, which may impair the Underlying Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans.
Foreign Companies and Securities Risk: Foreign securities and dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Foreign securities also involve risks such as currency fluctuations and delays in enforcement of rights. All of these risks are increased for investments in emerging markets.
Growth Stock Risk: “Growth” stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. “Growth” stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.
Large-Capitalization Companies Risk: Large-cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as small-capitalization companies.
Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions.
During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties and may become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.
If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event, the security could underperform and affect the Fund’s net asset value.
Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund or an Underlying Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund or an
Underlying Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.
Real Estate Investment Risk: The Fund or an Underlying ETF invests in companies that invest in real estate (e.g. real estate investment trusts) and is exposed to risks specific to the real estate market, including interest rate risk, leverage risk, property risk and management risk.
Restricted Securities Risk: Certain debt securities may be restricted securities, which are not registered with the SEC and thus may not be sold publicly until registration has been made. Therefore, there is the absence of a public market and there is limited investor information.
U.S. Government Securities Risk: U.S. Treasury securities are backed by the full faith and credit of the U.S. government, while other types of securities issued or guaranteed by federal agencies, instrumentalities, and U.S. government-sponsored entities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities may underperform other segments of the fixed income market or the fixed income market as a whole.
Value Investing Risk: “Value” investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth. It is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued by the Fund or an Underlying Fund may actually be appropriately priced.
Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. A Shares commenced operations on November 5, 2003 and C Shares commenced operations on April 5, 2005. Performance prior to the commencement of operations of each respective class, is that of I Shares of the Fund, and has not been adjusted to reflect expenses associated with other classes. If it had been, performance would have been lower. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

Allocation Strategies
13
Growth Allocation Strategy
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*
Best Quarter	Worst Quarter
13.13%	-14.19%
(9/30/2009)	(12/31/2008)
*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2015 was 2.05%.
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS
(for periods ended December 31, 2014)

	1 Year	5 Years	10 Years
A Shares Return Before Taxes	0.52%	8.26%	5.48%
C Shares Return Before Taxes	4.94%	8.81%	5.35%
I Shares Return Before Taxes	6.79%	9.81%	6.40%
I Shares Return After Taxes on Distributions	4.75%	8.17%	4.78%
I Shares Return After Taxes on Distributions and Sale of Fund Shares	4.75%	7.35%	4.74%
Hybrid 70/30 Blend of the two Indices below (reflects no deduction for fees, expenses or taxes)	11.39%	12.27%	7.03%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	7.67%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.97%	4.45%	4.71%
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
Investment Adviser
RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”).
Portfolio Management
Mr. Alan Gayle, Managing Director of the Adviser, has managed the Fund since its inception.
Purchasing and Selling Your Shares
You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, C and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.
The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced, waived, or not applicable in some cases.
Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax-advantaged accounts)
I Shares	None
Subsequent investments in A or C Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts for either class of shares at its discretion. There are no minimums for subsequent investments in I Shares.
Tax Information
The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, which may be taxed upon withdrawal.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services.
These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

14
Allocation Strategies
Moderate Allocation Strategy
Summary Section
A Shares, C Shares and I Shares
Investment Objective
The Moderate Allocation Strategy (the “Fund”) seeks to provide capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 26 of the Fund’s prospectus and Rights of Accumulation on page 73 of the Fund’s statement of additional information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None	1.00%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	C Shares	I Shares
Management Fees	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.30%	1.00%	None
Other Expenses	0.27%	0.13%	0.42%
Acquired Fund Fees and Expenses(1)	0.59%	0.59%	0.59%
Total Annual Fund Operating Expenses	1.26%	1.82%	1.11%
Fee Waivers and/or Expense Reimbursements(2)	—	—	(0.02)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.26%	1.82%	1.09%
(1)	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value per share (“NAV”) and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
(2)	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2016, in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, interest expense, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.70%, 1.30% and 0.50% for the A, C and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. The example reflects contractual fee waivers and reimbursements for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
A Shares	$696	$952	$1,227	$2,010
C Shares	$285	$572	$ 985	$2,137
I Shares	$111	$351	$ 610	$1,350
You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
A Shares	$696	$952	$1,227	$2,010
C Shares	$185	$572	$ 985	$2,137
I Shares	$111	$351	$ 610	$1,350
Portfolio Turnover
The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests pursuant to an asset allocation strategy in a combination of RidgeWorth Equity Funds and exchange-traded funds (“ETFs”) (together, “Underlying Equity Funds”), and, to a lesser extent, RidgeWorth Fixed Income Funds and ETFs that invest in bonds (together, “Underlying Fixed Income Funds”). The Fund invests between 40% and 60% of its assets in Underlying Equity Funds and between 30% and 60% of its assets in Underlying Fixed Income Funds (together, “Underlying Funds”). The Fund’s remaining assets may be invested in cash and cash equivalents, including unaffiliated money market funds, securities issued by the U.S. government, its agencies or instrumentalities, repurchase agreements and short-term paper.

Allocation Strategies
15
Moderate Allocation Strategy
The Fund may invest in Underlying Funds that:
–	invest in common stocks, other equity securities and debt instruments, including mortgage- and asset-backed instruments and securities restricted as to resale, of U.S. and non-U.S. companies. The Underlying Fund may invest in companies of any size and in both developed and emerging markets.
–	invest in bank loans and other below investment grade instruments.
–	invest in inflation-protected public obligations of the U.S. Treasury (“TIPS”), which are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.
In selecting a diversified portfolio of Underlying Funds, the Adviser analyzes many factors, including the Underlying Funds’ investment objectives, total returns, volatility and expenses.
The table that follows shows how the Adviser currently expects to allocate the Fund’s portfolio among asset classes. The table also shows the sectors within those asset classes to which the Fund will currently have exposure.
Asset Class	Investment Range (Percentage of the Moderate Allocation Strategy’s Assets)
Underlying Equity Funds	40-60%
U.S. Equities
International Equities
Emerging Market Equities (All Market Capitalizations)
Underlying Fixed Income Funds	30-60%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including bank loans)
International Bonds
Emerging Market Bonds
Underlying Money Market Investments	0-20%
Principal Investment Risks
You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund’s assets among them. The Adviser’s asset allocation decisions may not anticipate market trends successfully. The risks of the Fund will directly correspond to the risks of the Underlying Funds in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying Funds. Certain risks associated with investing in the Underlying Funds are described in this section.
Asset Allocation Risk: Asset allocation risk is the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or re-allocated.
Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”, including those bonds rated lower than “BBB-” by Standard & Poor’s Financial Services LLC and Fitch, Inc. or “Baa3” by Moody’s Investors Service), or that are unrated but judged by the Subadviser to be of comparable quality at the time of purchase, involve greater risk of default or downgrade and are more volatile than investment grade securities and are considered speculative.
These instruments have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to a greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to value these instruments accurately.
Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal or interest or will default. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.
Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.
Equity Securities Risk: The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate drastically from day to day.
Exchange-Traded Fund Risk: ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund bears its pro rata portion of the ETF’s expenses. The impact of these additional expenses, if any, would be shown as part of “Acquired Fund Fees and Expenses” in the Annual Fund Operating Expenses table.
Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly

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Allocation Strategies
Moderate Allocation Strategy
over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed.
Difficulty in selling a floating rate loan can result in a loss. In addition, floating rate loans generally are subject to extended settlement periods, which may impair the Underlying Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans.
Foreign Companies and Securities Risk: Foreign securities and dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Foreign securities also involve risks such as currency fluctuations and delays in enforcement of rights. All of these risks are increased for investments in emerging markets.
Growth Stock Risk: “Growth” stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. “Growth” stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.
Large-Capitalization Companies Risk: Large-cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as small-capitalization companies.
Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions.
During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties and may become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.
If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event, the security could underperform and affect the Fund’s net asset value.
Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund or an Underlying Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund or an
Underlying Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.
Real Estate Investment Risk: The Fund or an Underlying ETF invests in companies that invest in real estate (e.g. real estate investment trusts) and is exposed to risks specific to the real estate market, including interest rate risk, leverage risk, property risk and management risk.
Restricted Securities Risk: Certain debt securities may be restricted securities, which are not registered with the SEC and thus may not be sold publicly until registration has been made. Therefore, there is the absence of a public market and there is limited investor information.
U.S. Government Securities Risk: U.S. Treasury securities are backed by the full faith and credit of the U.S. government, while other types of securities issued or guaranteed by federal agencies, instrumentalities, and U.S. government-sponsored entities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities may underperform other segments of the fixed income market or the fixed income market as a whole.
Value Investing Risk: “Value” investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth. It is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued by the Fund or an Underlying Fund may actually be appropriately priced.
Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. A Shares commenced operations on October 10, 2003 and C Shares commenced operations on April 5, 2005. Performance prior to the commencement of operations of each respective class is that of I Shares of the Fund, and has not been adjusted to reflect expenses associated with other classes. If it had been, performance would have been lower. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

Allocation Strategies
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Moderate Allocation Strategy
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*
Best Quarter	Worst Quarter
10.52%	-9.12%
(9/30/2009)	(12/31/2008)
*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2015 was 1.47%.
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS
(for periods ended December 31, 2014)

	1 Year	5 Years	10 Years
A Shares Return Before Taxes	0.22%	6.94%	5.22%
C Shares Return Before Taxes	4.77%	7.53%	5.13%
I Shares Return Before Taxes	6.46%	8.46%	6.12%
I Shares Return After Taxes on Distributions	4.16%	6.76%	4.49%
I Shares Return After Taxes on Distributions and Sale of Fund Shares	4.71%	6.23%	4.41%
Hybrid 50/50 Blend of the two Indices below (reflects no deduction for fees, expenses or taxes)	9.85%	10.09%	6.48%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	7.67%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.97%	4.45%	4.71%
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
Investment Adviser
RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”).
Portfolio Management
Mr. Alan Gayle, Managing Director of the Adviser, has managed the Fund since its inception.
Purchasing and Selling Your Shares
You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, C and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.
The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced, waived, or not applicable in some cases.
Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax-advantaged accounts)
I Shares	None
Subsequent investments in A or C Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts for either class of shares at its discretion. There are no minimums for subsequent investments in I Shares.
Tax Information
The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, which may be taxed upon withdrawal.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services.
These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

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More Information
More Information
More Information About Principal Investment Strategies
Please see the section entitled “Principal Investment Strategies” in the “Summary Section” for each Fund for a complete discussion of each Fund’s principal investment strategies.
More Information About Principal Risks
Asset Allocation Risk
All Funds
A Fund’s particular asset allocation can have a significant effect on performance. Asset allocation risk is the risk that the selection of the Underlying Funds and the allocation of the Underlying Funds’ assets among the various market segments may cause a Fund to underperform other funds with similar investment objectives. Because the risks and returns of different asset classes can vary widely over any given time period, a Fund’s performance could suffer if a particular asset class does not perform as expected.
Below Investment Grade Securities Risk
All Funds
Securities that are rated below investment grade (commonly referred to as “junk bonds,” which include those bonds rated lower than “BBB-” by Standard & Poor’s Financial Services LLC and Fitch, Inc. or “Baa3” by Moody’s Investors Service), or are unrated but judged by the Subadviser to be of comparable quality at the time of purchase, may be more volatile than higher-rated securities of similar maturity.
High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities. The value of high yield securities can be adversely affected by overall economic conditions, such as an economic downturn or a period of rising interest rates, and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities.
In particular, high yield securities are often issued by smaller, less creditworthy or highly leveraged (indebted) issuers, which are generally less able than more financially stable issuers to make scheduled payments of interest and principal.
Debt Securities Risk
All Funds
The prices of an Underlying Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Treasury Inflation Protected Securities (“TIPS”) can also exhibit such price movements as a result of changing inflation expectations and seasonal inflation patterns.
Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.
Debt securities are also subject to credit risk, which is the possibility than an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower-rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.
Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause an Underlying Fund’s income to decline. Income risk is generally higher for short-term bonds.
An additional risk of debt securities is reinvestment risk, which is the possibility that an Underlying Fund may not be able to reinvest interest or dividends earned from an investment in such a way that they earn the same rate of return as the invested funds that generated them. For example, falling interest rates may prevent bond coupon payments from earning the same rate of return as the original bond. Furthermore, pre-funded loans and issues may cause an Underlying Fund to reinvest those assets at a rate lower than originally anticipated.
Equity Securities Risk
All Funds
Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in funds that primarily hold equity securities. Historically, the equity market has moved in cycles and investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a Fund’s net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.
Exchange-Traded Fund Risk
All Funds
ETFs are investment companies that are bought and sold on a securities exchange. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund or Underlying Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it

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will bear a pro rata portion of the ETF’s expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own shares of an ETF.
Floating Rate Loan Risk
All Funds
Investments in floating rate loans are subject to interest rate risk although the risk is less than fixed rate loans because the interest rate of the loan adjusts periodically. Investments in floating rate loans are also subject to credit risk.
Many floating rate loans are rated below investment grade or are unrated. Therefore, an Underlying Fund relies heavily on the analytical ability of the Underlying Fund’s Subadviser. Many floating rate loans share the same risks as high yield securities, although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating rate loans are often subject to restrictions on resale which can result in reduced liquidity.
Borrowers may repay principal faster than the scheduled due date which may result in an Underlying Fund replacing that loan with a lower-yielding security. Investment in loan participation interests may result in increased exposure to financial services sector risk. A loan may not be collateralized fully which may cause the loan to decline significantly in value.
Seix Investment Advisors LLC (“Seix”)currently serves as collateral manager to six collateralized loan obligation (“CLO”) funds that invest in bank loans. In addition to the CLO funds, the Seix serves as subadviser to an unaffiliated registered fund and as investment manager to two unregistered funds that invest in bank loans. As a result of multiple investment-oriented and associated relationships, there exists a potential risk that the portfolio managers may favor other adviser and non-adviser contracted businesses over an Underlying Fund.
Seix, the Subadviser to the Seix Floating Rate High Income Fund, an Underlying Fund in which the Funds may invest, has created and implemented additional policies and procedures designed to protect shareholders against such conflicts; however, there can be no absolute guarantee that an Underlying Fund will always participate in the same or similar investments or receive equal or better individual investment allocations at any given time.
Foreign Securities Risk
All Funds
Foreign securities, including depositary receipts such as ADRs, involve special risks such as currency fluctuations (with the exception of ADRs), economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, unique to a country or region will affect those markets and their issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. These risks are increased for investments in emerging markets.
Specific Risks of Foreign Securities:
•	Political and Economic Risks. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.
•	Regulatory Risk. Foreign companies not publicly traded in the U.S. are not subject to accounting and financial reporting standards and requirements comparable to those that U.S. companies must meet. In addition, there may be less information publicly available about such companies.
•	Foreign Tax Risk. An Underlying Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. An Underlying Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by an Underlying Fund, shareholders may be entitled to a credit or deduction for U.S. tax purposes.
•	Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.
•	Custody/Sub-Custody Risk. Custody risk refers to the risks inherent in the process of clearing and settling trades and to the holding of securities by local banks, agents and depositories. An Underlying Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currencies. The laws of certain countries may limit the ability to recover such assets if the foreign bank or depository, or an agent of the bank or depository, goes bankrupt and the assets of an Underlying Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of an Underlying Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause an Underlying Fund to miss attractive investment opportunities.
•	Currency Risk. Non-U.S. securities in which an Underlying Fund may invest, with the exception of ADRs, generally trade in currencies other than the U.S. dollar. Changes in currency exchange rates may affect an Underlying Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in

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the strength of the U.S. dollar relative to these other currencies may cause the value of an Underlying Fund to decline. Certain currencies may be particularly volatile, and non-U.S. governments may intervene in the currency markets, causing a decline in value or liquidity in an Underlying Fund’s non-U.S. holdings whose value is tied to that particular currency.
•	Emerging Markets Risk. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.
Growth Stock Risk
All Funds
Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. A Fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.
Large-Capitalization Companies Risk
All Funds
Large-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large market capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts.
Accordingly, the value of large-capitalization stocks may not rise to the same extent as the value of small or mid-capitalization companies under certain market conditions or during certain periods.
Mortgage-Backed and Asset-Backed Securities Risk
All Funds
Mortgage- and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgage- or asset-backed secured and unsecured cash-flow producing assets such as automobile loans and leases, credit card receivables and other financial assets.
The risks associated with these types of securities include: (1) prepayment risk that could result in earlier or later return of principal than expected and can lead to significant fluctuations in the value and yield of the securities; (2) liquidity/market risk which can result in higher than expected changes in security valuation and transactions costs especially in times of general market stress; and (3) credit risk that is associated with the underlying borrowers being unable or unwilling to make timely principal and/or interest payments or to otherwise honor its payment obligations and can also be driven by general economic conditions which can result in the loss of invested principal.
The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-backed securities may expose an Underlying Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of these securities generally will decline; however, when interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase.
If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.
In recent years, the market for mortgage-backed securities experienced substantially lower valuations and greatly reduced liquidity. Ongoing economic and market uncertainty suggests that mortgage-backed securities may continue to be more difficult to value and to dispose of than previously.
Prepayment and Call Risk
All Funds
A bond issuer may decide to pay back the principal at an unexpected time and such an event may result in greater price and yield volatility and a possible decline in income, increased capital gains and unexpected capital loss for the bond holder. For instance, the prices and yields of mortgage-backed

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securities typically assume that the securities will be redeemed at a given time before maturity.
When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund or an Underlying Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.
Real Estate Investment Risk
All Funds
Investments in real estate related securities are subject to risks similar to those associated with direct ownership of real estate, and an investment in an Underlying Fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; defaults by borrowers or tenants, particularly during an economic downturn; increasing competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in market and sub-market values and the appeal of properties to tenants; and changes in interest rates.
In addition to the risks associated with investing in securities of real estate companies and real estate related companies, real estate investment trusts (“REITs”) are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the favorable income tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, (the “Internal Revenue Code”) or to maintain their exemptions from registration under the 1940 Act. The failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Underlying Fund. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, REITs have their own expense and the Underlying Fund will bear a proportionate share of those expenses.
Real estate companies tend to be small to medium-sized companies. Real estate company shares, like other smaller company shares, can be more volatile than, and perform differently from, larger company shares. There may be less trading in a smaller company’s shares, which means that buy and sell transactions in those shares could have a larger impact on the share’s price than is the case with larger company shares.
Restricted Securities Risk
All Funds
Non-publicly traded securities may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. The Fund’s investments in restricted securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund’s net assets could be adversely affected.
Small- and Mid-Capitalization Companies Risk
Aggressive Growth Allocation Strategy
Growth Allocation Strategy
Moderate Allocation Strategy
Small- and mid-capitalization companies may be either established or newer companies. Small-capitalization companies may offer greater opportunities for gain. They also involve a greater risk of loss because they may be more vulnerable to adverse business or economic events, particularly those companies that have been in operation for less than three years. Small-capitalization company securities may trade in lower volumes or there may be less information about the company which may cause the investments to be more volatile or to have less liquidity than larger company investments. They may have unseasoned management or may rely on the efforts of particular members of their management team to a great degree causing turnover in management to pose a greater risk. Smaller sized companies may have more limited access to resources, product lines, and financial resources. Small- and mid-sized companies typically reinvest a large proportion of their earnings in their business and may not pay dividends or make interest payments for some time, particularly if they are newer companies.
U.S. Government-Related Risks
All Funds
With respect to each Fund U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other

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More Information About Indices, More Information About Fund Investments,
Information About Portfolio Holdings and Management
segments of the fixed income market or the fixed income market as a whole.
Value Investing Risk
All Funds
Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. A Fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.
Risk Information Common to RidgeWorth Funds
Each Fund is an open-end management investment company registered with the SEC, and commonly known as a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.
Each Fund has its own investment objective and strategies for reaching that objective. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its objective. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its objective. The Adviser’s judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.
Each Fund’s investment objective may be changed without shareholder approval. Shareholders will be given notice of any change in investment objective. Before investing, make sure that the Fund’s objective matches your own.
The Funds are not managed to achieve tax efficiency.
More Information About Indices
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.
The Barclays U.S. Aggregate Bond Index measures the U.S. dollar-denominated, investment grade and fixed-rate taxable bond market of SEC-registered securities. The index includes bonds from the U.S. Treasury, government-related, corporate, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities sectors.
The S&P 500 Index is widely regarded as a gauge of the U.S. equities market. The index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 Index focuses on the large-capitalization segment of the market, with approximately 75% coverage of U.S. equities, it is also an ideal proxy for the total market.
More Information About Fund Investments
This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (“SAI”).
The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund and each Underlying Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund’s objectives. Temporary defensive investments may limit a Fund’s ability to meet its investment objective. A Fund or Underlying Fund will do so only if the Adviser or its Subadviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment objective.
Each Fund may invest in other mutual funds for cash management purposes. When a Fund invests in another mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the other mutual fund’s expenses.
Information About Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the circumstances under which the Funds disclose their respective portfolio securities is available in the SAI. The Funds publicly disclose their portfolio holdings on its website at www.ridgeworth.com.
Management
The Board of Trustees (the “Board”) is responsible for the overall supervision and management of the business and affairs of the Funds. The Board supervises the Adviser and establishes policies that the Adviser must follow in their fund-related management activities. The day-to-day operations of the Funds

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Purchasing, Selling and Exchanging Fund Shares
are the responsibilities of the officers and various service organizations retained by the Funds.
Investment Adviser

RidgeWorth Investments, located at 3333 Piedmont Road, Suite 1500, Atlanta, GA 30305 (“RidgeWorth” or the “Adviser”), serves as the investment adviser to the Funds. In addition to being an investment adviser registered with the Securities and Exchange Commission (the “SEC”), RidgeWorth is a money-management holding company with multiple style-focused investment boutiques. As of June 30, 2015, the Adviser had approximately $42.5 billion in assets under management. The Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers each Fund’s respective investment program.
In addition, for all the Funds except the Conservative Allocation Fund, under a manager of managers arrangement, the Adviser may enter into or materially modify a subadvisory agreement with an unaffiliated subadviser, subject to approval by the Board and certain other conditions, without approval from the applicable Fund’s shareholders. Any significant change in a Fund’s subadvisory arrangement will be communicated to shareholders.
The Adviser may use its affiliates as brokers for Fund transactions.
An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser’s, and thus each Fund’s, Proxy Voting Policies and Procedures is provided in the SAI. A copy of the Adviser’s Proxy Voting Policies and Procedures may be obtained by contacting the Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
For the fiscal year ended March 31, 2015, the following Funds paid the Adviser advisory fees (after waivers) based on the respective Fund’s average daily net assets of:
Aggressive Growth Allocation Strategy	—
Conservative Allocation Strategy	—
Growth Allocation Strategy	—
Moderate Allocation Strategy	0.08%
The Adviser and has contractually agreed to waive fees and reimburse expenses until at least August 1, 2016, in order to keep total annual operating expenses of each Fund from exceeding the applicable expense cap shown. If at any point before August 1, 2018, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.
	Expense Limitation
Funds	A	C	I
Aggressive Growth Allocation Strategy	0.70%	1.30%	0.50%
Conservative Allocation Strategy	0.60%	1.30%	0.30%
Growth Allocation Strategy	0.70%	1.30%	0.50%
Moderate Allocation Strategy	0.70%	1.30%	0.50%
The following breakpoints are used in computing the advisory fee:
Average Daily Net Assets	Discount From Full Fee
First $500 million	None — Full Fee
Next $500 million	5%
Next $4 billion	10%
Over $5 billion	15%
A discussion regarding the basis for the Board’s approval of the continuation of the investment advisory agreement with the Adviser appears in the Funds’ annual report to shareholders for the period ended March 31, 2015.
Mr. Alan Gayle is primarily responsible for the day-to-day management of the Funds. Mr. Gayle has served as Managing Director of the Adviser since July 2000 and Director of Asset Allocation since March 2006. He has served as lead manager of the Funds since each Fund’s respective inception. He has more than 38 years of investment experience.
The SAI provides additional information regarding the portfolio manager’s compensation, other accounts managed by the portfolio manager, potential conflicts of interest and the portfolio manager’s ownership of securities in the Funds.
Purchasing, Selling and Exchanging Fund Shares
This section tells you how to purchase, sell (sometimes called “redeem”) and exchange A Shares, C Shares and I Shares of the Funds. Participants in retirement plans must contact their Employee Benefits Office or their Plan’s Administrator for information regarding the purchase, redemption or exchange of shares, or for questions about their specific accounts. Plans may require separate documentation and the plan’s policies and procedures may be different than those described in this prospectus. Investors purchasing or selling shares through a retirement plan should also refer to their Plan documents. Please review the information you have about your retirement plan.
Investors purchasing or selling shares through a financial intermediary may be charged transaction-based or other fees by the financial intermediary for its services. Please consult your financial intermediary for more information regarding such fees and for purchase instructions.

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Purchasing, Selling and Exchanging Fund Shares
Purchasing Fund Shares
Where can I buy Fund shares?
You may purchase shares of the Funds through financial institutions or intermediaries that are authorized to place transactions for their customers. Please contact your financial institution or intermediary directly and follow its procedures for purchase transactions. Your financial institution or intermediary may charge a fee for its services, in addition to the fees charged by a Fund. You will also, generally, have to address your correspondence or questions regarding a Fund to your financial institution or intermediary. Your investment professional can assist you in opening a brokerage account that will be used for purchasing shares of RidgeWorth Funds.
•	Eligible shareholders may purchase directly from the Funds. (Please see the section entitled “How Do I Open an Account?” for additional information.)
Who can buy shares?
A Shares and C Shares may be purchased by all eligible investors that meet the requirements of the “Where can I buy Fund shares?” section, above.
I Shares are offered to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they act as fiduciary, agent, investment adviser, or custodian. Financial intermediaries include brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds or their service providers. These accounts primarily consist of:
•	assets of a bona fide trust,
•	assets of a business entity possessing a tax identification number,
•	assets of an employee benefit plan,
•	assets held within select fee-based programs, or
•	assets held within certain non-discretionary intermediary no-load platforms.
Employee benefit plans generally include profit sharing, 401(k) and 403(b) plans. Employee benefit plans generally do not include IRAs; SIMPLE, SEP, SARSEP plans; plans covering self-employed individuals and their employees; or health savings accounts unless you, as a customer of a financial institution or intermediary, meet the Funds’ established criteria as described above.
As a result, you, as a customer of a financial institution or intermediary, may, under certain circumstances that meet the Funds’ established criteria, be able to purchase I Shares through accounts made with select financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, you may have, or be given, the right to vote your I Shares. Financial institutions or intermediaries may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may differ from those imposed by the Funds. Please contact your financial institution or intermediary for complete details for purchasing I Shares.
I Shares may also be purchased directly from the Funds by officers, directors or trustees, and employees and their immediate families (strictly limited to current spouses/domestic partners and dependent children) of RidgeWorth Funds, the Adviser and Subadvisers to the RidgeWorth Funds.
Validation of current employment/service will be required upon establishment of the account. The Funds, in their sole discretion, may determine if an applicant qualifies for this program.
Foreign Investors
To purchase A Shares and C Shares of the Funds, you must be a U.S. citizen, a U.S. resident alien, or a U.S. entity, with a U.S. tax identification number, and reside in the U.S. or its territories (which includes U.S. military APO or FPO addresses). If you owned shares on July 31, 2006, you may keep your account open even if you do not reside in the U.S. or its territories, but you may not make additional purchases or exchanges.
The Funds do not generally accept investments in I Shares by non-U.S. citizens or entities. Investors in I Shares generally must reside in the U.S. or its territories (which includes U.S. military APO or FPO addresses) and have a U.S. tax identification number.
When can I purchase shares?
The Funds are open for business on days when the New York Stock Exchange (the “NYSE”) is open for regular trading (a “Business Day”). The RidgeWorth Funds reserve the right to open one or more Funds on days that the principal bond markets (as recommended by the Securities Industry and Financial Markets Association) are open, even if the NYSE is closed. Each Fund calculates its net asset value per share (“NAV”) once each Business Day at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).
If a Fund or its authorized agent receives your purchase or redemption request in proper form before 4:00 p.m. Eastern Time, your transaction will be priced at that Business Day’s NAV. If your request is received after 4:00 p.m. Eastern Time, it will be priced at the next Business Day’s NAV.
The time at which transactions and shares are priced and the time until which trades are accepted may be changed if the NYSE closes early or if the principal bond markets close early on days when the NYSE is closed. For those Funds that open on days when the NYSE is closed, these times will be the time the principal bond markets close.
The Funds will not accept trades that request a particular day or price for the transaction or any other special conditions.
You may be required to transmit your purchase, sale and exchange orders to your financial institutions or intermediaries at an earlier time for your transaction to

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become effective that day. This allows your financial institution or intermediary time to process your order and transmit it to the transfer agent in time to meet the above stated Fund cut-off times. For more information about how to purchase, sell or exchange Fund shares, including your financial institution’s or intermediary’s internal order entry cut-off times, please contact your financial institution or intermediary directly.
A Fund may reject any purchase order.
How do the Funds calculate NAV?
The offering price of A Shares is the NAV next calculated after the transfer agent receives your request, in proper form, plus any front-end sales charge. The offering price of C Shares, R Shares, I Shares and IS Shares is simply the next calculated NAV.
The NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund.
In calculating the NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available, or a Fund reasonably believes that market prices or amortized cost valuation methods are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board. A Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is, therefore, subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining its fair value. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.
When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing. Fair value prices may be determined in good faith using methods approved by the Board.
How do I open an account?
Read this prospectus carefully, select the Fund or Funds and share class most appropriate for you, and decide how much you want to invest.
The Funds do not accept cash, credit card checks, third-party checks, travelers’ checks, money orders, bank starter checks, or checks drawn in a foreign currency, as payment for Fund shares.
If your payment does not clear or is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Funds or its transfer agent, and the Funds can redeem shares you own in any of the Funds or in another identically registered RidgeWorth Funds account as reimbursement.
Eligible shareholders who purchase shares directly from the Funds may purchase additional Fund shares by:
•	Mail
•	Telephone (1-888-784-3863)
•	Wire
•	Fax (1-800-451-8377)
•	Automated Clearing House (“ACH”)
In-Kind Purchases
Payment for shares of a Fund may, at the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities: (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-784-3863.
Systematic Investment Plan
The Systematic Investment Plan is only available to shareholders who own A Shares or C Shares. If you have a checking or savings account with a bank, you may purchase A Shares and C Shares automatically through regular deductions from your bank account. With a $500 minimum initial investment, you may begin regularly-scheduled investments of $50 or more, once or twice a month. Shareholders should contact their financial intermediaries for more information on how to take advantage of this feature.

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Purchasing, Selling and Exchanging Fund Shares
What is the minimum amount to purchase shares of Fund?
To purchase shares for the first time, you must invest in any Fund at least:
Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax-advantaged accounts)
I Shares	No minimum
For A and C Shares purchases, your subsequent investments must be made in amounts of at least $1,000. The Funds reserve the right to waive and/or reduce the minimum or subsequent investment amounts.
For investors who qualify to purchase I Shares, there are no minimum investment amounts for initial or subsequent purchases.
Officers, directors or trustees, and employees and their immediate families (strictly limited to current spouses/domestic partners and dependent children) of the Funds, Adviser and the Subadvisers may also purchase I Shares. There is no minimum investment.
Sales Charges
A Shares
The offering price of A Shares is the NAV next calculated after a Fund receives your request in proper form, plus the front-end sales charge.
The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment.  For all Funds exept the Conservative Allocation Strategy:
If Your Investment is:	Your Sales Charge as a Percentage of Offering Price*	Your Sales Charge as a Percentage of Your Net Investment
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	None	None
*	RidgeWorth Distributors LLC (the “Distributor”) may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the Distributor may pay dealer commissions ranging from 0.25% to 0.75%.
Conservative Allocation Strategy:
If Your Investment is:	Your Sales Charge as a Percentage of Offering Price*	Your Sales Charge as a Percentage of Your Net Investment
Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	None	None
*	The Distributor may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the Distributor may pay dealer commissions ranging from 0.25% to 0.50%
Investments of $1,000,000 or more. You do not pay an initial sales charge when you buy $1,000,000 or more of A Shares in either a single investment or through our rights of accumulation, letter of intent, or combined purchase/quantity discount programs. However, for all Funds, except the Conservative Allocation Strategy, you will pay a deferred sales charge of 0.75% if you redeem any of these A Shares within two years of purchase. For the Conservative Allocation Strategy, you will pay a deferred sales charge of 0.50% if you redeem any of these A Shares within two years of purchase. The deferred sales charge may be waived from time to time for certain broker-dealers that waive payment of compensation to them. The deferred sales charge is calculated based on the lesser of (i) the NAV of the shares at the time of purchase or (ii) the NAV of the shares next calculated after the Fund receives your redemption request. The deferred sales charge does not apply to shares you purchase through reinvestment of dividends or capital gains distributions.
Waiver of Front-End Sales Charge
The front-end sales charge may be waived on A Shares purchased:
•	through reinvestment of dividends and distributions;
•	by persons repurchasing shares they redeemed within the last 180 days (see “Repurchase of A Shares”);
•	by employees, and members of their immediate family (spouse/domestic partner, mother, father, mother-in-law, father-in-law, and children, including step-children, under the age of 21 years), of the Adviser and its affiliates;
•	through financial intermediaries or institutions; retirement plans, plan administrators or record-keepers; asset allocation, or wrap programs or self-directed investment brokerage accounts; that, under the terms of their respective agreements with the Distributor or otherwise, agree to either (i) not charge the front-end sales charge, or (ii) do not receive compensation derived from the front-end sales charge, but may or may not charge a transaction fee to their customers; or
•	by Trustees and Officers of the RidgeWorth Funds.

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Purchasing, Selling and Exchanging Fund Shares
Repurchase of Shares
You may repurchase any amount of A Shares of any Fund at the NAV (without the normal front-end sales charge), up to the limit of the value of any amount of A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. Such repurchases may be subject to special tax rules. See the “Taxes” section of the SAI for more information. To exercise this privilege, the Funds must receive your purchase order within 180 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares.
Reduced Sales Charges
Rights of Accumulation. You may take into account your accumulated holdings in all share classes of RidgeWorth Funds to determine the initial sales charge you pay on each purchase of A Shares. In calculating the appropriate sales charge rate, this right allows you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A Shares you are currently purchasing. The Funds may amend or terminate this right at any time. Please see the Funds’ SAI for details.
Letter of Intent. A Letter of Intent allows you to purchase A Shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Funds will hold a certain portion of your investment in escrow until you fulfill your commitment. Please see the SAI for details.
Combined Purchase/Quantity Discount Privilege. When calculating the appropriate sales charge rate, the Funds will combine same day purchases of shares of any class made by you, your spouse/domestic partner and your minor children (under age 21). This combination also applies to A Shares you purchase with a Letter of Intent.
Contingent Deferred Sales Charges (“CDSC”)
You do not pay a sales charge when you purchase C Shares. The offering price of C Shares is simply the next calculated NAV. But, if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 1% of either (i) the NAV of the shares at the time of purchase, or (ii) the NAV of the shares next calculated after the Funds receive your sale request, whichever is less. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. You never pay a CDSC on any increase in your investment above the initial offering price. The CDSC does not apply to shares you purchase through reinvestment of dividends or distributions or to exchanges of C Shares of one Fund for C Shares of another Fund.
Waiver of CDSC
The CDSC for A Shares or C Shares will be waived if you sell your shares for the following reasons:
•	Death or Post-purchase Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code Code of 1986, as amended (the “Internal Revenue Code”))
–	You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;
–	You die or become disabled after the account is opened;
–	Redemption must be made within 1 year of such death/disability;
–	The Funds must be notified in writing of such death/disability at time of redemption request; and
–	The Funds must be provided with satisfactory evidence of death (death certificate) or disability (doctor’s certificate specifically referencing disability as defined in 72(m)(7) of the Internal Revenue Code).
•	Shares purchased through dividend and capital gains reinvestment.
•	Participation in the Systematic Withdrawal Plan described below:
–	Withdrawal not to exceed 10% of the current balance of a Fund in a 12 month period. The 10% amount will be calculated as of the date of the initial Systematic Withdrawal Plan and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC, will be included in calculating the account value and 10% limitation amount.
–	If the total of all Fund account withdrawals (Systematic Withdrawal Plan or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge. In the initial year of a Systematic Withdrawal Plan, the withdrawal limitation period shall begin 12 months before the initial Systematic Withdrawal Plan payment.
–	To qualify for the CDSC waiver under the Systematic Withdrawal Plan, a Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.
•	Required mandatory minimum withdrawals made after 70½ under any retirement plan qualified under Sections 401, 408 or 403(b) of the Internal Revenue Code or resulting from the tax free return of an excess distribution to an IRA. Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements).
•	Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased.

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Purchasing, Selling and Exchanging Fund Shares
•	Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.
To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Funds.
The CDSC will be waived for certain retirement plan providers that have entered into administrative agreements with the Funds. Please see the SAI for more information on this program.
The CDSC may also be waived from time to time for certain broker-dealers that waive payment of compensation to them.
You can also obtain information about sales charges, rights of accumulation and letters of intent on the Funds’ website at www.ridgeworth.com.
Customer Identification and Verification
To help the government fight the funding of terrorism and money laundering activities, U.S. federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.
When you open an account, you will be asked to provide your name, residential street address, date of birth, and Social Security Number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.
In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.
The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established at the sole discretion of the Funds, your application will be rejected.
Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.
However, the Funds reserve the right to close your account at the then-current day’s price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established at the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.
Anti-Money Laundering Program
Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under U.S. federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, at the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.
Selling Fund Shares
Shares may be sold on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required. Shares may be sold by following the procedures established at the time your account was opened with the Funds or financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request in proper form. Your broker, financial institution or intermediary may charge a fee for its services, in addition to the fees charged by the Funds.
Shareholders who purchased shares directly from the Funds may sell their Fund shares by:
•	Mail
•	Telephone (1-888-784-3863)
•	Wire
•	Fax (1-800-451-8377)
•	ACH
To sell shares by telephone:
•	redemption checks must be made payable to the registered shareholder; and
•	redemption checks must be mailed to an address of record that has been associated with the shareholder account for at least 30 days.
Signature Authentication
This section describes the Funds’ Medallion Signature Guarantee and Signature Validation Program (SVP) policies. If you purchased your shares through a financial institution or intermediary, the below policies may not apply. Please contact your financial institution or intermediary for additional information on their signature authentication policy.

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Purchasing, Selling and Exchanging Fund Shares
For certain financial and non-financial transactions, the Funds require proof that your signature is authentic and you have the authority to provide the instruction(s) contained in the request. This verification can be provided by either a Medallion Signature Guarantee Stamp for financial transactions or an SVP Stamp for non-financial transactions.
Both types of stamps can be obtained from a financial institution such as a domestic bank, trust company, broker/dealer, clearing agency, savings association, or other financial institution that participates in the Medallion Signature Guarantee Program or SVP. Please visit www.ridgeworth.com for a Letter of Instruction Form that you can provide to your financial institution to obtain the appropriate stamp. Please note a notarized signature is not an acceptable substitute for a Medallion Signature Guarantee or an SVP Stamp. The Funds reserve the right, at their sole discretion, to waive such requirements for a specific request.
Financial Transactions
An original document containing a Medallion Signature Guarantee is required for certain types of financial transactions. Examples include:
•	Redemption proceeds payable or sent to any person, address, or bank account other than the one currently on record.
•	Redemption requests sent to an address of record that has been changed within the last 30 days.
•	Registration or ownership changes to your account. Ownership changes may include but are not limited to, certain types of transfers, gifting shares, beneficial inheritance, and loan collateral agreements.
Non-Financial Transactions
For certain non-financial transactions, the Funds will accept an original document containing an SVP Stamp. In the event an SVP Stamp is not used by the financial institution, you should request that it use its Medallion Signature Guarantee in lieu of the SVP Stamp. Examples include:
•	Changing your name.
•	Requests to add or change banking information that the Funds have on file.
•	Updates to authorized signers on your account.
Sale Price of Fund Shares
The sale price of each share will be the next NAV determined after the Funds receive your request, in proper form, less any applicable CDSC.
Systematic Withdrawal Plan
The Systematic Withdrawal Plan is only available to shareholders who own A Shares or C Shares. If you have at least $10,000 of A Shares and C Shares in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, may be electronically transferred to your account. Please check with your bank. Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under “Waiver of the CDSC.” Shareholders should contact their financial intermediaries for more information on how to take advantage of this feature.
Redemptions In-Kind
The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains recognized in the redemption or in the sale of the securities distributed to you.
Involuntary Sales of Your Shares
If your account balance drops below the required minimum as a result of redemptions you may be required to sell your shares. The account balance minimums are:
Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax-advantaged accounts)
I Shares	No minimums
The Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.
Shareholders should contact their financial intermediary regarding minimum investment requirements.
Receiving Your Money
Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payments would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption). Your sale proceeds can be wired to your bank account (subject to a fee) or sent to you by check. If you recently purchased your shares by check or through ACH, redemption proceeds may not be available until your funds have cleared (which may take up to 10 calendar days from your date of purchase).
Each Fund tries to manage large redemptions of positions in the Fund. However, a large redemption by a shareholder holding a significant investment in a Fund may have an adverse impact on the remaining shareholders in the Fund. For example, such a redemption may cause the Fund to (i) utilize outside sources of liquidity, which may be more costly, or (ii) liquidate securities

30
Market Timing Policies and Procedures
that otherwise would not have been sold, potentially impacting the Fund’s performance and generating capital gains distributions.
Suspension of Your Right to Sell Your Shares
A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Funds’ SAI.
Exchanging and Converting Your Shares
You must meet investor eligibility requirements applicable to the share class into which you are exchanging. The Funds may accept investments of smaller amounts at its discretion. The Funds will treat any cross class conversion between classes of shares of the same Fund as a tax-free event. An exchange between the same classes of shares of different Funds generally is treated as a taxable event.
For the purpose of computing the CDSC applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange.
The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (i) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (ii) a Fund receives or anticipates orders that may dramatically affect the Fund as outlined under “Market Timing Policies and Procedures” below.
If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your funds have cleared (which may take up to 10 calendar days from your date of purchase).
Exchanging Your Shares
You may exchange your Fund shares for the same class of shares of any other RidgeWorth Fund. Your sales price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request in proper form.
Exchanges into the State Street Liquid Reserves Fund — Investment Class
At any time, you may exchange your A, C or I Shares of a Fund for shares of the State Street Institutional Liquid Reserves Fund–Investment Class. Further, qualifying shares of the State Street Institutional Liquid Reserves Fund–Investment Class may be exchanged A, C or I Shares of any Fund. You should read the State Street Institutional Liquid Reserves Fund–Investment Class prospectus prior to investing in that mutual fund. You can obtain a prospectus State Street Institutional Liquid Reserves Fund–Investment Class by calling 1-888-784-3863 or by visiting our website at www.ridgeworth.com. Qualifying exchanges between the Funds’ A and C Shares and the State Street Institutional Liquid Reserves Fund–Investment Class are eligible for exchange into the Funds’ A and/or C Shares without the imposition of the applicable front-end sales charge and/or CDSC.
If you purchased shares though a financial institution or intermediary please contact your financial institution or intermediary regarding the availability of this exchange privilege.
Cross Class Conversions
You may convert your shares for shares of a different class of the same Fund based on the NAV of each class next calculated after the Fund receives your exchange request in proper form. If you have held your current shares for less than one year, your financial intermediary may assess any applicable CDSC on your shares when you make the conversion.
Instructions for Exchanging and Converting Shares
You may exchange or convert your shares on any Business Day by contacting the Funds at 1-888-784-3863 or the financial institution or intermediary through which your shares are held.
Systematic Exchange Plan
The Systematic Exchange Plan is only available to shareholders who own A Shares or C Shares. For investors who qualify, a systematic exchange feature may be added to your account. Shareholders should contact their financial intermediary for more information about how to take advantage of this feature and the minimum investment requirements.
Telephone Transactions
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.
Market Timing Policies and Procedures
The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading.
This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient

31
Distribution of Fund Shares
implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.
A Fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the Fund calculates its NAV.
The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the Funds’ Board. The Funds seek to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances. For purposes of applying these policies, the Funds’ service providers may consider the trading history of accounts under common ownership or control. The Funds’ policies and procedures include:
•	Restrictions on shareholders from making more than one (1) “round trip” into and out of a Fund within 14 days or more than two (2) “round trips” within any continuous 90 day period. If a shareholder exceeds either “round trip” restriction, he or she may be deemed a “Market Timer,” and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, the Adviser, a Subadviser to the RidgeWorth Funds or a shareholder servicing agent may be notified in writing of their designation as a Market Timer; and
•	Reserving the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.
The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders.
Although these policies are designed to deter frequent trading, none of these measures alone, nor all of them taken together, eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries.
Purchase and redemption transactions submitted to the Funds by these intermediaries reflect the transactions of multiple beneficial owners whose individual transactions are not automatically disclosed to the Funds. Therefore, the Funds rely in large part on the intermediaries who maintain omnibus arrangements (which may represent a majority of Fund shares) to aid in the Funds’ efforts to detect and deter short-term trading. The Funds monitor trading activity at the omnibus account level and look for activity that indicates potential short-term trading. If they detect suspicious trading activity, the Funds contact the intermediaries to determine whether the short-term trading policy has been violated and may request and receive personal identifying information and transaction histories for some or all beneficial owners to make this determination.
If a Fund believes that a shareholder has violated the short-term trading policy, it will take further steps to prevent any future short-term trading by such shareholder in accordance with the policy. The Funds cannot guarantee the accuracy of the information provided by the intermediaries and may not always be able to track short-term trading affected through these intermediaries. A Fund has the right to terminate an intermediary’s ability to invest in a Fund if excessive trading activity persists and a Fund or its Adviser or Subadviser reasonably believes that such termination would be in the best interests of long-term shareholders.
In addition to the Funds’ market timing policies and procedures described above, you may be subject to the market timing policies and procedures of the intermediary through which you invest. Please consult with your intermediary for additional information regarding its frequent trading restrictions.
Distribution of Fund Shares
Distribution of Fund Shares Generally
The Adviser or its affiliates may make payments from their own funds based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser. Furthermore, the Adviser or their affiliates may pay fees from their own capital resources to financial intermediaries (such as brokers, banks, financial advisers and retirement plan service providers) to compensate them for providing distribution-related or shareholder services, for marketing expenses they incur, for travel and lodging in connection with educational events or to pay for the opportunity to have them distribute the Funds.
The amount of these payments is determined by the Adviser and may differ among financial intermediaries. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such financial intermediaries and their customers than would be the case if no payments were made. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.
Please refer to the SAI for more information regarding these arrangements.

32
Shareholder Servicing Plans, Dividends and Distributions, Household Mailings and
Taxes
Distribution Plan – A Shares and C Shares
The A Shares and C Shares of each Fund have adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Broker-dealers who initiate and are responsible for selling C Shares may receive an initial payment at the time of sale of 1.00% and annual 12b-1 payout effective in the 13th month of 1.00%. Through the distribution plan, the Funds’ Distributor is reimbursed for these payments, as well as other distribution related services provided by the Distributor.
For A Shares, each Fund’s distribution plan authorizes payment of up to the amount shown under “Maximum Fee” in the table that follows. Currently, however, the Board has only approved payment of up to the amount shown under “Current Approved Fee” in the table that follows. Fees are shown as a percentage of average daily net assets of the Fund’s A Shares.
	Maximum Fee	Current Approved Fee
Aggressive Growth Allocation Strategy	0.35%	0.30%
Conservative Allocation Strategy	0.35%	0.30%
Growth Allocation Strategy	0.35%	0.30%
Moderate Allocation Strategy	0.35%	0.30%
For C Shares, the maximum distribution fee is 1.00% of the average daily net assets of a Fund’s C Shares.
The Funds may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority.
Shareholder Servicing Plans
With respect to the A Shares and I Shares of certain of the Funds, the A Shares and I Shares Shareholder Servicing Plan permits the A Shares and I Shares of that Fund to pay financial intermediaries for shareholder support services they provide, at a rate of up to 0.40% of the average daily net assets of each of the A Shares and I Shares of the Allocation Strategies (except for the Conservative Allocation Strategy), and at a rate of up to 0.20% of the average daily net assets of the A Shares and I Shares of the Conservative Allocation Strategy Financial intermediaries include brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds or their service providers. The shareholder support services may include, among others, providing general shareholder liaison services (including responding to shareholder inquiries), providing information on shareholder investments, and establishing and maintaining shareholder accounts and records.
Dividends and Distributions
Each Fund distributes its net investment income at least annually. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.
You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.
401(k) plan participants will receive dividends and distributions in the form of additional Fund shares if the participant owns shares of a Fund on the date the dividend or distribution is allocated by the 401(k) plan. Therefore, a participant will not receive a dividend or distribution if the participant does not own shares of the applicable Fund on the date the dividend or distribution is allocated.
Household Mailings
To reduce expenses, we may mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-888-784-3863 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.
Taxes
Please consult your tax advisor regarding your specific questions about U.S. federal, state, local, and foreign tax considerations relating to any investment in any Fund.
Summarized below are some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. More information on taxes is in the Funds’ SAI.
Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them in additional shares.
Income distributions are generally taxable as either ordinary income or, in general, if paid from a Fund’s “qualified dividend income” and if certain conditions including holding period requirements, are met by Underlying Funds, the Fund and the shareholder, as qualified dividend income. Dividends that are qualified dividend income are generally taxable to non-corporate shareholders at U.S. federal income tax rates of up to 20%. Capital gains distributions (i.e., distributions of the excess of net long-term capital gain over net short-term loss, if any) are generally taxable at the rates applicable to long-term

33
Taxes
capital gains. Long-term capital gains are generally taxable to noncorporate shareholders at rates of up to 20%. Distributions from a Fund’s or an Underlying Fund's net short-term capital gains are generally taxable as ordinary income. A high portfolio turnover rate and the use of certain derivatives may cause a Fund or an Underlying Fund to recognize higher amounts of short-term capital gains. A portion of dividends received from a Fund (but none of the Fund’s capital gain distributions) may qualify for the dividends-received deduction for corporations.
“Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund or an Underlying Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. In general, a Fund may report its distributions as qualified dividend income to the extent that the Fund receives distributions reported by Underlying Funds as qualified dividend income.
If a Fund declares a dividend in October, November or December, payable to shareholders of record in such a month, and pays it in January of the following year, you will be taxed on the dividend as if you received it in the year in which it was declared.
If you invest in a Fund shortly before a dividend or other distribution, generally you will pay a higher price per share and, unless you are exempt from tax, you will pay taxes on the amount of the distribution.
Distributions from a Fund and capital gains on a disposition of Fund shares are generally taken into account for purposes of the 3.8% U.S. federal Medicare contribution tax on all or a portion of the “net investment income” of individuals with incomes certain thresholds. This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.  “Net investment income” for this purpose does not include exempt-interest dividends (described below).
Each Fund in which you invest will inform you shortly after the close of each calendar year of the amounts of your distributions that may qualify as ordinary income dividends, qualified dividend income, exempt-interest dividends, and capital gain distributions.
You must provide your social security number or other taxpayer identification number to a Fund along with any certifications required by the Internal Revenue Service. If you do not, or if it is otherwise legally required to do so, a Fund will apply “backup withholding” tax on your dividends  (including exempt-interest dividends) and other distributions, sale proceeds and any other payments to you that are subject to backup withholding. The backup withholding rate is 28%.
Dividends and distributions will accumulate on a tax-deferred basis if you are investing through a 401(k) plan or any other employer-sponsored retirement or savings plan that qualifies for tax-advantaged treatment under federal income tax laws. Generally, you will not owe taxes on these distributions until you begin withdrawals from the plan. Withdrawals from the plan are subject to numerous complex and special tax rules and may be subject to a penalty tax in the case of premature withdrawals. You should consult your tax advisor or plan administrator regarding the tax rules governing your retirement or savings plan.
Certain Underlying Funds may distribute exempt-interest dividends. Exempt-interest dividends are distributions attributable to a Fund’s or an Underlying Fund’s tax-exempt interest income and are exempt from regular federal income tax. In general, a Fund may report distributions as exempt-interest dividends to the extent the Fund receives distributions reported by Underlying Funds as exempt-interest dividends. A portion of exempt-interest dividends may be a tax preference item for purposes of the federal alternative minimum tax applicable to individuals. Exempt-interest dividends distributed to corporate shareholders may result in increased liability under the federal alternative minimum tax as applied to corporations.
A Fund may make distributions that represent interest earned by Underlying Funds on U.S. government obligations. Subject to certain limitations, dividends attributable to interest earned on direct obligations of the U.S. Government (but generally not distributions attributable to gain from the sale of such obligations) may be, in some states, exempt from certain state and local taxes.
A Fund may be able to pass along a tax credit for foreign income taxes paid by the Fund or an Underlying Fund. In such event, each Fund will provide you with the information necessary to reflect such foreign taxes on your federal income tax return.

34
FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand a Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Funds’ financial statements and related notes, are included in the Funds’ Annual Reports to Shareholders for such periods. The 2015 Annual Report is available upon request and without charge by calling 1-888-784-3863 or on the Funds’ website at www.ridgeworth.com.
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Payments by Affiliates	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
Aggressive Growth Allocation Strategy(f)
I Shares
Year Ended March 31, 2015	8.98	0.04	0.62	0.66	(0.18)	—	(1.49)	(1.67)	—	7.97	4,920	7.79	0.50	1.12	0.46	36
Year Ended March 31, 2014	8.95	0.09	1.50	1.59	(0.29)	—	(1.27)	(1.56)	—	8.98	14,143	18.41	0.50	0.94	0.99	12
Year Ended March 31, 2013	8.50	0.06	0.48	0.54	(0.09)	—	—	(0.09)	—	8.95	18,577	6.45	0.40	0.81	0.77	35
Year Ended March 31, 2012	8.57	0.08	(0.02)	0.06	(0.13)	—	—	(0.13)	—	8.50	18,993	0.89	0.20	0.45	0.98	55
Year Ended March 31, 2011	7.43	0.05	1.18	1.23	(0.09)	—	—	(0.09)	—	8.57	22,524	16.73	0.20	0.52	0.71	19
A Shares
Year Ended March 31, 2015	8.89	0.04	0.60	0.64	(0.17)	—	(1.49)	(1.66)	—	7.87	4,815	7.56	0.70	1.12	0.46	36
Year Ended March 31, 2014	8.88	0.09	1.46	1.55	(0.27)	—	(1.27)	(1.54)	—	8.89	4,752	18.11	0.70	0.95	0.95	12
Year Ended March 31, 2013	8.43	0.04	0.49	0.53	(0.08)	—	—	(0.08)	—	8.88	4,110	6.30	0.63	0.90	0.51	35
Year Ended March 31, 2012	8.52	0.05	(0.03)	0.02	(0.11)	—	—	(0.11)	—	8.43	4,982	0.42	0.50	0.75	0.61	55
Year Ended March 31, 2011	7.38	0.04	1.17	1.21	(0.07)	—	—	(0.07)	—	8.52	4,655	16.48	0.50	0.84	0.51	19
C Shares
Year Ended March 31, 2015	8.66	(0.01)	0.58	0.57	(0.13)	—	(1.49)	(1.62)	—	7.61	694	6.89	1.30	1.73	(0.16)	36
Year Ended March 31, 2014	8.69	0.03	1.44	1.47	(0.23)	—	(1.27)	(1.50)	—	8.66	675	17.50	1.30	1.56	0.31	12
Year Ended March 31, 2013	8.28	(0.01)	0.46	0.45	(0.04)	—	—	(0.04)	—	8.69	704	5.47	1.27	1.56	(0.10)	35
Year Ended March 31, 2012	8.39	(0.01)	(0.02)	(0.03)	(0.08)	—	—	(0.08)	—	8.28	811	(0.21)	1.20	1.45	(0.12)	55
Year Ended March 31, 2011	7.30	(0.02)	1.16	1.14	(0.05)	—	—	(0.05)	—	8.39	1,059	15.70	1.20	1.52	(0.33)	19
Conservative Allocation Strategy(f)
I Shares
Year Ended March 31, 2015	12.60	0.23	0.53	0.76	(0.32)	—	(0.28)	(0.60)	—	12.76	32,606	6.17(g)	0.30	0.45	1.77	17
Year Ended March 31, 2014	12.54	0.24	0.68	0.92	(0.34)	—	(0.52)	(0.86)	—	12.60	28,894	7.48(g)	0.30	0.38	1.88	24
Year Ended March 31, 2013	12.27	0.21	0.46	0.67	(0.27)	—	(0.13)	(0.40)	—	12.54	27,387	5.55	0.27	0.39	1.72	40
Year Ended March 31, 2012	12.07	0.27	0.38	0.65	(0.34)	—	(0.11)	(0.45)	—	12.27	21,585	5.61	0.20	0.40	2.24	28
Year Ended March 31, 2011	11.51	0.28	0.75	1.03	(0.46)	—	(0.01)	(0.47)	—	12.07	12,897	9.15	0.20	0.66	2.41	28
A Shares
Year Ended March 31, 2015	12.59	0.19	0.53	0.72	(0.28)	—	(0.28)	(0.56)	—	12.75	15,991	5.86	0.60	0.67	1.47	17
Year Ended March 31, 2014	12.53	0.20	0.67	0.87	(0.29)	—	(0.52)	(0.81)	—	12.59	15,271	7.14	0.60	0.66	1.57	24
Year Ended March 31, 2013	12.26	0.17	0.47	0.64	(0.24)	—	(0.13)	(0.37)	—	12.53	16,940	5.29	0.56	0.68	1.37	40
Year Ended March 31, 2012	12.06	0.22	0.39	0.61	(0.30)	—	(0.11)	(0.41)	—	12.26	24,322	5.32	0.50	0.70	1.83	28
Year Ended March 31, 2011	11.51	0.28	0.71	0.99	(0.43)	—	(0.01)	(0.44)	—	12.06	8,371	8.73	0.50	0.96	2.35	28
C Shares
Year Ended March 31, 2015	12.46	0.10	0.53	0.63	(0.20)	—	(0.28)	(0.48)	—	12.61	18,201	5.11(g)	1.30	1.33	0.76	17
Year Ended March 31, 2014	12.42	0.11	0.67	0.78	(0.22)	—	(0.52)	(0.74)	—	12.46	17,110	6.38(g)	1.30	1.32	0.89	24
Year Ended March 31, 2013	12.18	0.09	0.47	0.56	(0.19)	—	(0.13)	(0.32)	—	12.42	15,410	4.58	1.27	1.35	0.73	40
Year Ended March 31, 2012	11.99	0.15	0.38	0.53	(0.23)	—	(0.11)	(0.34)	—	12.18	12,447	4.56	1.20	1.40	1.27	28
Year Ended March 31, 2011	11.44	0.17	0.74	0.91	(0.35)	—	(0.01)	(0.36)	—	11.99	7,305	8.07	1.20	1.65	1.47	28
See Notes to Financial Highlights.

35
FINANCIAL HIGHLIGHTS
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Payments by Affiliates	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
Growth Allocation Strategy(f)
I Shares
Year Ended March 31, 2015	$11.38	$0.09	$0.75	$0.84	$(0.24)	$—	$(0.52)	$(0.76)	$—	$11.46	$ 53,293	$ 7.54	$0.50	$0.69	$0.78	$23
Year Ended March 31, 2014	11.28	0.14	1.61	1.75	(0.35)	—	(1.30)	(1.65)	—	11.38	53,043	15.96	0.50	0.67	1.16	14
Year Ended March 31, 2013	10.64	0.11	0.68	0.79	(0.15)	—	—	(0.15)	—	11.28	55,222	7.52	0.40	0.55	1.04	20
Year Ended March 31, 2012	10.56	0.15	0.15	0.30	(0.22)	—	—	(0.22)	—	10.64	57,078	3.06	0.20	0.26	1.53	49
Year Ended March 31, 2011	9.52	0.14	1.13	1.27	(0.23)	—	—	(0.23)	—	10.56	55,332	13.58	0.20	0.31	1.44	25
A Shares
Year Ended March 31, 2015	11.33	0.07	0.75	0.82	(0.22)	—	(0.52)	(0.74)	—	11.41	8,801	7.38	0.68	0.68	0.63	23
Year Ended March 31, 2014	11.23	0.12	1.61	1.73	(0.33)	—	(1.30)	(1.63)	—	11.33	9,609	15.84	0.67	0.67	1.06	14
Year Ended March 31, 2013	10.61	0.09	0.66	0.75	(0.13)	—	—	(0.13)	—	11.23	8,975	7.16	0.61	0.64	0.84	20
Year Ended March 31, 2012	10.53	0.12	0.15	0.27	(0.19)	—	—	(0.19)	—	10.61	11,092	2.76	0.50	0.56	1.22	49
Year Ended March 31, 2011	9.48	0.13	1.12	1.25	(0.20)	—	—	(0.20)	—	10.53	10,934	13.35	0.50	0.61	1.35	25
C Shares
Year Ended March 31, 2015	11.13	—(e)	0.73	0.73	(0.16)	—	(0.52)	(0.68)	—	11.18	3,192	6.70	1.30	1.30	—(e)	23
Year Ended March 31, 2014	11.08	0.06	1.56	1.62	(0.27)	—	(1.30)	(1.57)	—	11.13	2,989	15.05	1.28	1.28	0.49	14
Year Ended March 31, 2013	10.48	0.02	0.66	0.68	(0.08)	—	—	(0.08)	—	11.08	2,602	6.55	1.25	1.28	0.22	20
Year Ended March 31, 2012	10.41	0.05	0.15	0.20	(0.13)	—	—	(0.13)	—	10.48	2,793	2.03	1.20	1.26	0.50	49
Year Ended March 31, 2011	9.38	0.04	1.12	1.16	(0.13)	—	—	(0.13)	—	10.41	3,063	12.50	1.20	1.31	0.43	25
Moderate Allocation Strategy(f)
I Shares
Year Ended March 31, 2015	11.18	0.13	0.61	0.74	(0.26)	—	(0.59)	(0.85)	—	11.07	94,978	6.77	0.50	0.52	1.18	18
Year Ended March 31, 2014	11.11	0.16	1.09	1.25	(0.31)	—	(0.87)	(1.18)	—	11.18	109,457	11.56	0.50	0.54	1.44	18
Year Ended March 31, 2013	10.77	0.15	0.54	0.69	(0.18)	—	(0.17)	(0.35)	—	11.11	139,912	6.60	0.40	0.43	1.37	29
Year Ended March 31, 2012	10.60	0.20	0.27	0.47	(0.28)	—	(0.02)	(0.30)	—	10.77	133,382	4.63	0.20	0.22	1.96	38
Year Ended March 31, 2011	9.84	0.20	0.90	1.10	(0.34)	—	—	(0.34)	—	10.60	122,804	11.45	0.20	0.23	2.00	33
A Shares
Year Ended March 31, 2015	11.15	0.11	0.62	0.73	(0.25)	—	(0.59)	(0.84)	—	11.04	17,295	6.65	0.67	0.67	1.00	18
Year Ended March 31, 2014	11.08	0.15	1.09	1.24	(0.30)	—	(0.87)	(1.17)	—	11.15	20,171	11.48	0.62	0.62	1.32	18
Year Ended March 31, 2013	10.75	0.13	0.54	0.67	(0.17)	—	(0.17)	(0.34)	—	11.08	19,622	6.36	0.58	0.59	1.19	29
Year Ended March 31, 2012	10.58	0.18	0.26	0.44	(0.25)	—	(0.02)	(0.27)	—	10.75	20,366	4.33	0.50	0.52	1.70	38
Year Ended March 31, 2011	9.82	0.18	0.89	1.07	(0.31)	—	—	(0.31)	—	10.58	14,416	11.11	0.50	0.53	1.79	33
C Shares
Year Ended March 31, 2015	11.06	0.05	0.61	0.66	(0.18)	—	(0.59)	(0.77)	—	10.95	13,553	6.07	1.23	1.23	0.47	18
Year Ended March 31, 2014	11.00	0.08	1.08	1.16	(0.23)	—	(0.87)	(1.10)	—	11.06	14,591	10.81	1.21	1.21	0.73	18
Year Ended March 31, 2013	10.69	0.06	0.54	0.60	(0.12)	—	(0.17)	(0.29)	—	11.00	14,106	5.69	1.20	1.21	0.56	29
Year Ended March 31, 2012	10.52	0.10	0.27	0.37	(0.18)	—	(0.02)	(0.20)	—	10.69	15,028	3.60	1.20	1.22	0.95	38
Year Ended March 31, 2011	9.77	0.09	0.90	0.99	(0.24)	—	—	(0.24)	—	10.52	15,252	10.29	1.20	1.23	0.95	33
See Notes to Financial Highlights.

36
NOTES TO FINANCIAL HIGHLIGHTS
(a)	Per share data calculated using average shares outstanding method.
(b)	Total return excludes sales charge. Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Not annualized for periods less than one year.
(e)	Rounds to less than $0.005 per share
(f)	The Fund and its shareholders indirectly bear a pro rata share of the acquired fund fees and expenses incurred by the underlying investment companies in which the Fund is invested. The expense ratios do not include such acquired fund fees and expenses.
(g)	Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the management’s discussion of Fund performance.

Investment Adviser:
RidgeWorth Investments
3333 Piedmont Road, Suite 1500
Atlanta, GA 30305
www.ridgeworth.com
More information about the RidgeWorth Funds is available without charge through the following:
Statement of Additional Information (SAI):
The SAI includes detailed information about the RidgeWorth Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.
Annual and Semi-Annual Reports:
These reports list each Fund’s holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.
To Obtain an SAI, Annual or Semi-Annual Report, or More Information:
Telephone:  Shareholder Services
1-888-784-3863
Mail:
RidgeWorth Funds
P.O. Box 8053
Boston, MA 02266-8053
Website: www.ridgeworth.com
SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the RidgeWorth Funds, from the EDGAR Database on the SEC’s website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.
The RidgeWorth Funds’ Investment Company Act registration number is 811-06557.
RidgeWorth Investments is the trade name of RidgeWorth Capital Management LLC
RFPRO-LV-0815

EQUITY FUNDS
A, C, I & IS SHARES PROSPECTUS
August 1, 2015
Investment Adviser: RidgeWorth Investments
	A Shares	C Shares	I Shares	IS Shares
Value Funds
Subadviser: Ceredex Value Advisors LLC
• Large Cap Value Equity Fund	SVIIX	SVIFX	STVTX	STVZX
• Mid-Cap Value Equity Fund	SAMVX	SMVFX	SMVTX	SMVZX
• Small Cap Value Equity Fund	SASVX	STCEX	SCETX
Growth Funds
Subadviser: Silvant Capital Management LLC
• Large Cap Growth Stock Fund	STCIX	STCFX	STCAX	STCZX
• Small Cap Growth Stock Fund	SCGIX	SSCFX	SSCTX	SCGZX
Subadviser: Zevenbergen Capital Investments LLC
• Aggressive Growth Stock Fund	SAGAX		SCATX
International Fund
Subadviser: Certium Asset Management LLC
• International Equity Fund	SCIIX		STITX
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	Value Funds
1	Large Cap Value Equity Fund
4	Mid-Cap Value Equity Fund
7	Small Cap Value Equity Fund
10	Growth Funds
10	Large Cap Growth Stock Fund
13	Small Cap Growth Stock Fund
16	Aggressive Growth Stock Fund
19	International Fund
19	International Equity Fund
22	More Information
24	More Information About Indices
25	More Information About Fund Investments
25	Information About Portfolio Holdings
25	Management
27	Purchasing, Selling and Exchanging Fund Shares
35	Market Timing Policies and Procedures
36	Distribution of Fund Shares
36	Shareholder Servicing Plans
37	Dividends and Distributions
37	Household Mailings
37	Taxes
39	Financial Highlights

BACK COVER	How to Obtain More Information About RidgeWorth Funds

August 1, 2015
RidgeWorth Investments is the trade name of RidgeWorth Capital Management LLC

Value Funds

Large Cap Value Equity Fund
Summary Section
A Shares, C Shares, I Shares and IS Shares
Investment Objective
The Large Cap Value Equity Fund (the “Fund”) seeks to provide a high level of capital appreciation. As a secondary goal, the Fund also seeks to provide current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 30 of the Fund’s prospectus and Rights of Accumulation on page 73 of the Fund’s statement of additional information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	C Shares	I Shares	IS Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None	1.00%	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	C Shares	I Shares	IS Shares
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) Fees	0.30%	1.00%	None	None
Other Expenses	0.41%	0.06%	0.42%	0.06%
Total Annual Fund Operating Expenses	1.36%	1.71%	1.07%	0.71%
Fee Waivers and/or Expense Reimbursements(1)	(0.09)%	—	(0.10)%	—
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.27%	1.71%	0.97%	0.71%
(1)	The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2016, in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, interest expense, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 1.27%, 1.97%, 0.97% and 0.85% for the A, C, I and IS Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. The example reflects contractual fee waivers and reimbursements for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
A Shares	$697	$973	$1,269	$2,109
C Shares	$274	$539	$ 928	$2,019
I Shares	$ 99	$330	$ 580	$1,297
IS Shares	$ 73	$227	$ 395	$ 883
You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
A Shares	$697	$973	$1,269	$2,109
C Shares	$174	$539	$ 928	$2,019
I Shares	$ 99	$330	$ 580	$1,297
IS Shares	$ 73	$227	$ 395	$ 883
Portfolio Turnover
The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.-traded equity securities of large-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). Ceredex Value Advisors LLC (“Ceredex” or the “Subadviser”) considers large-capitalization companies to be companies with market capitalizations similar to those of companies in the Russell 1000® Value Index. As of July 1, 2015, the market capitalization range of companies in the Russell 1000® Value Index was approximately $1.064 billion and above. As a result of its investment strategy, the Fund’s portfolio turnover rate may be 100% or more.

Value Funds
Large Cap Value Equity Fund
In selecting investments for purchase and sale, the Subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The Subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. Additionally, the common stocks purchased for the Fund generally pay dividends at the time of purchase or are expected to pay dividends soon after their purchase.
Principal Investment Risks
You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
ADR Risk: Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.
Equity Securities Risk: The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate drastically from day to day.
Frequent Trading Risk: Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund's performance over time. High rates of portfolio turnover may result in the realization of short-term capital gains and losses. The payment of taxes on these gains could adversely affect your after tax return on your investment in the Fund. Any distributions resulting from such gains or losses may be considered ordinary income for federal income tax purposes.
Large-Capitalization Companies Risk: Large-cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as small-capitalization companies.
Value Investing Risk: “Value” investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth. It is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued by the Fund may actually be appropriately priced.
Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. IS Shares commenced operations on August 1, 2014. Performance information for IS shares will be included after the share class has been in operation for one complete calendar year. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*
Best Quarter	Worst Quarter
15.26%	-18.95%
(6/30/2009)	(12/31/2008)
*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2015 was -2.07%.
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS
(for periods ended December 31, 2014)

	1 Year	5 Years	10 Years
A Shares Return Before Taxes	4.36%	13.42%	7.48%
C Shares Return Before Taxes	9.27%	14.08%	7.41%
I Shares Return Before Taxes	11.08%	15.11%	8.44%
I Shares Return After Taxes on Distributions	8.30%	13.48%	7.15%
I Shares Return After Taxes on Distributions and Sale of Fund Shares	7.78%	11.80%	6.58%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	13.45%	15.42%	7.30%
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged

Value Funds

Large Cap Value Equity Fund
arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
Investment Adviser and Subadviser
RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Ceredex Value Advisors LLC is the Fund’s Subadviser.
Portfolio Management
Mr. Mills Riddick, CFA, Chief Investment Officer of Ceredex, has managed the Fund since 1995.
Purchasing and Selling Your Shares
You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, C, I and IS Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.
The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced, waived, or not applicable in some cases.
Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax-advantaged accounts)
I Shares	None
IS Shares	$2,500,000
Subsequent investments in A or C Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts for either class of shares at its discretion. There are no minimums for subsequent investments in I or IS Shares.
Tax Information
The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, which may be taxed upon withdrawal.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services.
These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Value Funds
Mid-Cap Value Equity Fund
Summary Section
A Shares, C Shares, I Shares and IS Shares
Investment Objective
The Mid-Cap Value Equity Fund (the “Fund”) seeks to provide capital appreciation. As a secondary goal, the Fund also seeks to provide current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 30 of the Fund’s prospectus and Rights of Accumulation on page 73 of the Fund’s statement of additional information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	C Shares	I Shares	IS Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None	1.00%	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	C Shares	I Shares	IS Shares
Management Fees	0.69%	0.69%	0.69%	0.69%
Distribution (12b-1) Fees	0.30%	1.00%	None	None
Other Expenses	0.42%	0.06%	0.41%	0.06%
Total Annual Fund Operating Expenses	1.41%	1.75%	1.10%	0.75%
Fee Waivers and/or Expense Reimbursements(1)	(0.01)%	—	—	—
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.40%	1.75%	1.10%	0.75%
(1)	The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2016, in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, interest expense, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 1.40%, 1.95%,1.15% and 0.95% for the A, C, I and IS Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. The example reflects contractual fee waivers and reimbursements for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
A Shares	$709	$995	$1,301	$2,168
C Shares	$278	$551	$ 949	$2,062
I Shares	$112	$350	$ 606	$1,340
IS Shares	$ 77	$240	$ 417	$ 930
You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
A Shares	$709	$995	$1,301	$2,168
C Shares	$178	$551	$ 949	$2,062
I Shares	$112	$350	$ 606	$1,340
IS Shares	$ 77	$240	$ 417	$ 930
Portfolio Turnover
The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.-traded equity securities of mid-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). Ceredex Value Advisors LLC (“Ceredex” or the “Subadviser”) considers mid-capitalization companies to be companies with market capitalizations similar to those of companies in the Russell Midcap® Index. As of July 1, 2015, the market capitalization range of companies in the Russell Midcap® Index was between approximately $399 million and $27.8 billion. As a result of its investment strategy, the Fund’s portfolio turnover rate may be 100% or more.

Value Funds

Mid-Cap Value Equity Fund
In selecting investments for purchase and sale, the Subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The Subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. Additionally, the common stocks purchased for the Fund generally pay dividends at the time of purchase or are expected to pay dividends soon after their purchase.
Principal Investment Risks
You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
ADR Risk: Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.
Equity Securities Risk: The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate drastically from day to day.
Frequent Trading Risk: Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund's performance over time. High rates of portfolio turnover may result in the realization of short-term capital gains and losses. The payment of taxes on these gains could adversely affect your after tax return on your investment in the Fund. Any distributions resulting from such gains or losses may be considered ordinary income for federal income tax purposes.
Mid-Capitalization Companies Risk: Mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Mid-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.
Value Investing Risk: “Value” investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth. It is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued by the Fund may actually be appropriately priced.
Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. IS Shares commenced operations on August 1, 2014. Performance information for IS shares will be included after the share class has been in operation for one complete calendar year. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*
Best Quarter	Worst Quarter
24.79%	-24.11%
(9/30/2009)	(9/30/2011)
*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2015 was -1.02%.
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS
(for periods ended December 31, 2014)

	1 Year	5 Years	10 Years
A Shares Return Before Taxes	4.37%	14.30%	9.99%
C Shares Return Before Taxes	9.27%	15.01%	9.98%
I Shares Return Before Taxes	11.00%	15.98%	10.97%
I Shares Return After Taxes on Distributions	7.62%	12.96%	8.12%
I Shares Return After Taxes on Distributions and Sale of Fund Shares	7.37%	11.66%	7.81%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	14.75%	17.43%	9.43%
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged

Value Funds
Mid-Cap Value Equity Fund
arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
Investment Adviser and Subadviser
RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Ceredex Value Advisors LLC is the Fund’s Subadviser.
Portfolio Management
Mr. Don Wordell, CFA, Managing Director of Ceredex, has managed the Fund since its inception.
Purchasing and Selling Your Shares
You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, C, I and IS Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.
The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced, waived, or not applicable in some cases.
Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax-advantaged accounts)
I Shares	None
IS Shares	$2,500,000
Subsequent investments in A or C Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts for either class of shares at its discretion. There are no minimums for subsequent investments in I or IS Shares.
Tax Information
The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, which may be taxed upon withdrawal.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services.
These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Value Funds

Small Cap Value Equity Fund
Summary Section
A Shares, C Shares and I Shares
Investment Objective
The Small Cap Value Equity Fund (the “Fund”) seeks to provide capital appreciation. As a secondary goal, the Fund also seeks to provide current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 30 of the Fund’s prospectus and Rights of Accumulation on page 73 of the Fund’s statement of additional information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None	1.00%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	C Shares	I Shares
Management Fees	0.81%	0.81%	0.81%
Distribution (12b-1) Fees	0.30%	1.00%	None
Other Expenses	0.41%	0.07%	0.40%
Total Annual Fund Operating Expenses	1.52%	1.88%	1.21%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
A Shares	$721	$1,028	$1,356	$2,283
C Shares	$291	$ 591	$1,016	$2,201
I Shares	$123	$ 384	$ 665	$1,466
You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
A Shares	$721	$1,028	$1,356	$2,283
C Shares	$191	$ 591	$1,016	$2,201
I Shares	$123	$ 384	$ 665	$1,466
Portfolio Turnover
The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.-traded equity securities of small-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). Ceredex Value Advisors LLC (“Ceredex” or the “Subadviser”) considers small-capitalization companies to be companies with market capitalizations between $50 million and $3 billion or with market capitalizations similar to those of companies in the Russell 2000® Value Index. As of July 1, 2015, the market capitalization range of companies in the Russell 2000® Value Index was between approximately $46.9 million and $4.4 billion.
In selecting investments for purchase and sale, the Subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The Subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. Additionally, the common stocks purchased for the Fund generally pay dividends at the time of purchase or are expected to pay dividends soon after their purchase.
Principal Investment Risks
You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
ADR Risk: Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.

Value Funds
Small Cap Value Equity Fund
Equity Securities Risk: The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate drastically from day to day.
Small-Capitalization Companies Risk: Small-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of mid- or large-capitalization companies. Small-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.
Value Investing Risk: “Value” investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth. It is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued by the Fund may actually be appropriately priced.
Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. A Shares were offered beginning on October 9, 2003. Performance prior to October 9, 2003, with respect to A Shares, is that of I Shares of the Fund, and has not been adjusted to reflect A Share expenses. If it had been, performance would have been lower. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*
Best Quarter	Worst Quarter
19.65%	-26.62%
(9/30/2009)	(12/31/2008)
*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2015 was 3.48%.
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS
(for periods ended December 31, 2014)

	1 Year	5 Years	10 Years
A Shares Return Before Taxes	(4.02)%	13.15%	8.49%
C Shares Return Before Taxes	0.58%	13.86%	8.72%
I Shares Return Before Taxes	2.12%	14.84%	9.44%
I Shares Return After Taxes on Distributions	(1.90)%	13.20%	7.19%
I Shares Return After Taxes on Distributions and Sale of Fund Shares	4.37%	11.89%	7.44%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	4.22%	14.26%	6.89%
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
Investment Adviser and Subadviser
RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Ceredex Value Advisors LLC is the Fund’s Subadviser.

Value Funds

Small Cap Value Equity Fund
Portfolio Management
Mr. Brett Barner, CFA, Managing Director of Ceredex, has managed the Fund since its inception.
Purchasing and Selling Your Shares
Effective as of the close of business on April 20, 2012, shares of the Fund will no longer be available for purchase by new investors, or for exchange from another RidgeWorth Fund by existing investors, until further notice.
You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, C and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.
The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced, waived, or not applicable in some cases.
Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax-advantaged accounts)
I Shares	None
Subsequent investments in A or C Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts for either class of shares at its discretion. There are no minimums for subsequent investments in I Shares.
Tax Information
The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, which may be taxed upon withdrawal.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services.
These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Growth Funds
Large Cap Growth Stock Fund
Summary Section
A Shares, C Shares, I Shares and IS Shares
Investment Objective
The Large Cap Growth Stock Fund (the “Fund”) seeks to provide capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 30 of the Fund’s prospectus and Rights of Accumulation on page 73 of the Fund’s statement of additional information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	C Shares	I Shares	IS Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None	1.00%	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	C Shares	I Shares	IS Shares
Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	0.30%	1.00%	None	None
Other Expenses	0.19%	0.17%	0.47%	0.17%
Total Annual Fund Operating Expenses	1.19%	1.87%	1.17%	0.87%
Fee Waivers and/or Expense Reimbursements(1)	—	—	(0.20)%	—
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.19%	1.87%	0.97%	0.87%
(1)	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2016, in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, interest expense, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 1.25%, 1.95%, 0.97% and 0.90% for the A, C, I and IS Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. The example reflects contractual fee waivers and reimbursements for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
A Shares	$689	$931	$1,192	$1,935
C Shares	$290	$588	$1,011	$2,190
I Shares	$ 99	$352	$ 624	$1,403
IS Shares	$ 89	$278	$ 482	$1,073
You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
A Shares	$689	$931	$1,192	$1,935
C Shares	$190	$588	$1,011	$2,190
I Shares	$ 99	$352	$ 624	$1,403
IS Shares	$ 89	$278	$ 482	$1,073
Portfolio Turnover
The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other U.S.-traded equity securities of large-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). Silvant Capital Management LLC (“Silvant” or the “Subadviser”) considers large-capitalization companies to be companies with market capitalizations similar to those of companies in the Russell 1000® Growth Index. As of July 1, 2015, the market capitalization range of companies in the Russell 1000® Growth Index was between approximately $1.02 billion and $729.5 billion. The Subadviser will seek out securities it

Growth Funds

Large Cap Growth Stock Fund
believes have strong business fundamentals, such as revenue growth, improving cash flows, increasing margins and positive earning trends.
In selecting investments for purchase and sale, the Subadviser chooses companies that it believes have above-average growth potential to beat expectations. The Subadviser uses a “bottom-up” process based on company fundamentals. Risk controls are in place to assist in maintaining a portfolio that is diversified by sector and minimizes unintended risks relative to the primary benchmark. It then performs in-depth fundamental analysis to determine the quality and sustainability of expectations to determine whether or not the company is poised to beat expectations. The Subadviser also applies proprietary quantitative models to rank stocks based on improving fundamentals, valuation, capital deployment and efficiency and sentiment or behavior factors.
Principal Investment Risks
You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
ADR Risk: Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.
Equity Securities Risk: The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate drastically from day to day.
Growth Stock Risk: “Growth” stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. “Growth” stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.
Large-Capitalization Companies Risk: Large-cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as small-capitalization companies.
Sector Weightings Risk: Market conditions, interest rates, and economic, regulatory, or financial developments may affect all the securities in a single sector. If the Fund invests in a few sectors it may have increased exposure to the price movements of those sectors.
Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. IS Shares commenced operations on August 1, 2014. Performance information for IS shares will be included after the share class has been in operation for one complete calendar year. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*
Best Quarter	Worst Quarter
18.70%	-21.73%
(3/31/2012)	(12/31/2008)
*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2015 was 8.22%.
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS
(for periods ended December 31, 2014)

	1 Year	5 Years	10 Years
A Shares Return Before Taxes	2.85%	13.88%	6.58%
C Shares Return Before Taxes	7.31%	14.40%	6.48%
I Shares Return Before Taxes	9.36%	15.51%	7.52%
I Shares Return After Taxes on Distributions	7.40%	12.78%	5.70%
I Shares Return After Taxes on Distributions and Sale of Fund Shares	6.86%	12.40%	6.05%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	13.05%	15.81%	8.49%
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from

Growth Funds
Large Cap Growth Stock Fund
those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
Investment Adviser and Subadviser
RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Silvant Capital Management LLC is the Fund’s Subadviser.
Portfolio Management
Mr. Michael A. Sansoterra, Chief Investment Officer of Silvant, has co-managed the Fund since 2007. Mr. Sandeep Bhatia, PhD, CFA, Managing Director of Silvant, has co-managed the Fund since 2011.
Purchasing and Selling Your Shares
You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, C, I and IS Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.
The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced, waived, or not applicable in some cases.
Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax-advantaged accounts)
I Shares	None
IS Shares	$2,500,000
Subsequent investments in A or C Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts for either class of shares at its discretion. There are no minimums for subsequent investments in I or IS Shares.
Tax Information
The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, which may be taxed upon withdrawal.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services.
These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Growth Funds

Small Cap Growth Stock Fund
Summary Section
A Shares, C Shares, I Shares and IS Shares
Investment Objective
The Small Cap Growth Stock Fund (the “Fund”) seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 30 of the Fund’s prospectus and Rights of Accumulation on page 73 of the Fund’s statement of additional information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	C Shares	I Shares	IS Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None	1.00%	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	C Shares	I Shares	IS Shares
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) Fees	0.30%	1.00%	None	None
Other Expenses	0.17%	0.11%	0.49%	0.11%
Total Annual Fund Operating Expenses	1.32%	1.96%	1.34%	0.96%
Fee Waivers and/or Expense Reimbursements(1)	—	—	(0.04)%	—
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.32%	1.96%	1.30%	0.96%
(1)	The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2016, in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, interest expense, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 1.50%, 2.20%, 1.30% and 1.05% for the A, C, I and IS Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. The example reflects contractual fee waivers and reimbursements for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
A Shares	$702	$969	$1,257	$2,074
C Shares	$299	$615	$1,057	$2,285
I Shares	$132	$421	$ 730	$1,609
IS Shares	$ 98	$306	$ 531	$1,178
You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
A Shares	$702	$969	$1,257	$2,074
C Shares	$199	$615	$1,057	$2,285
I Shares	$132	$421	$ 730	$1,609
IS Shares	$ 98	$306	$ 531	$1,178
Portfolio Turnover
The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.-traded equity securities of small-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). Silvant Capital Management LLC (“Silvant” or the “Subadviser”) considers small-capitalization companies to be companies with market capitalizations similar to those of companies in the Russell 2000® Growth Index. As of July 1, 2015, the market capitalization range of companies in the Russell 2000® Growth Index was between approximately $47 million and $4.7 billion.
In selecting investments for purchase and sale, the Subadviser chooses companies that it believes have above-average growth potential to beat expectations as a result of strong business

Growth Funds
Small Cap Growth Stock Fund
fundamentals, such as revenue growth, improving cash flows, increasing margins and positive earning trends. The Subadviser uses a “bottom-up” process based on company fundamentals. Risk controls are in place to assist in maintaining a portfolio that is diversified by sector and minimizes unintended risks relative to the primary benchmark. It then performs in-depth fundamental analysis to determine the quality and sustainability of expectations to determine whether or not the company is poised to beat expectations. The Subadviser also applies proprietary quantitative models to rank stocks based on improving fundamentals, valuation, capital deployment and efficiency, and sentiment or behavior factors.
Principal Investment Risks
You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
ADR Risk: Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.
Equity Securities Risk: The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate drastically from day to day.
Growth Stock Risk: “Growth” stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. “Growth” stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.
Small-Capitalization Companies Risk: Small-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of mid- or large-capitalization companies. Small-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.
Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. IS Shares commenced operations on August 1, 2014. Performance information for IS shares will be included after the share class has been in operation for one complete calendar year. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*
Best Quarter	Worst Quarter
18.78%	-28.61%
(6/30/2009)	(12/31/2008)
*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2015 was 6.83%.
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS
(for periods ended December 31, 2014)

	1 Year	5 Years	10 Years
A Shares Return Before Taxes	(9.78)%	12.98%	5.66%
C Shares Return Before Taxes	(5.63)%	13.57%	5.57%
I Shares Return Before Taxes	(4.25)%	14.54%	6.55%
I Shares Return After Taxes on Distributions	(8.05)%	11.79%	4.39%
I Shares Return After Taxes on Distributions and Sale of Fund Shares	0.09%	11.51%	5.08%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	5.60%	16.80%	8.54%
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Growth Funds

Small Cap Growth Stock Fund
Investment Adviser and Subadviser
RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Silvant Capital Management LLC is the Fund’s Subadviser.
Portfolio Management
Mr. Michael A. Sansoterra, Chief Investment Officer of Silvant, has co-managed the Fund since 2007. Mr. Sandeep Bhatia, PhD, CFA, Managing Director of Silvant, has co-managed the Fund since 2011.
Purchasing and Selling Your Shares
You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, C, I and IS Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.
The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced, waived, or not applicable in some cases.
Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax-advantaged accounts)
I Shares	None
IS Shares	$2,500,000
Subsequent investments in A or C Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts for either class of shares at its discretion. There are no minimums for subsequent investments in I or IS Shares.
Tax Information
The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, which may be taxed upon withdrawal.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services.
These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Growth Funds
Aggressive Growth Stock Fund
Summary Section
A Shares and I Shares
Investment Objective
The Aggressive Growth Stock Fund (the “Fund”) seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 30 of the Fund’s prospectus and Rights of Accumulation on page 73 of the Fund’s statement of additional information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	I Shares
Management Fees	0.85%	0.85%
Distribution (12b-1) Fees	0.30%	None
Other Expenses	0.30%	0.49%
Total Annual Fund Operating Expenses	1.45%	1.34%
Fee Waivers and/or Expense Reimbursements(1)	—	(0.04)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.45%	1.30%
(1)	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2016, in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, interest expense, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 1.50% and 1.30% for the A and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. The example reflects contractual fee waivers and reimbursements for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
A Shares	$714	$1,007	$1,322	$2,210
I Shares	$132	$ 421	$ 730	$1,609
Portfolio Turnover
The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other U.S.-traded equity securities. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). The Fund may invest in companies of any size and may invest a portion of its assets in non-U.S. issued securities of foreign companies.
The Fund invests primarily in common stocks of companies that exhibit strong growth characteristics. In selecting investments for purchase and sale, Zevenbergen Capital Investments LLC (“Zevenbergen” or the “Subadviser”) uses a fundamental research approach to identify companies with favorable prospects for future revenue, earnings, and/or cash flow growth. Growth “drivers” are identified for each company and become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the Fund’s investments. Generally the Fund will hold a limited number of securities.
Principal Investment Risks
You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
ADR Risk: Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.

Growth Funds

Aggressive Growth Stock Fund
Equity Securities Risk: The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate drastically from day to day.
Foreign Companies and Securities Risk: Foreign securities and dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Foreign securities also involve risks such as currency fluctuations and delays in enforcement of rights. All of these risks are increased for investments in emerging markets.
Growth Stock Risk: “Growth” stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. “Growth” stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.
Holdings Risk: Because the Fund targets holdings of a more limited number of stocks, performance may be more volatile than a similar fund with a greater number of holdings or the Fund’s benchmark.
Large-Capitalization Companies Risk: Large-cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as small-capitalization companies.
Sector Weightings Risk: Market conditions, interest rates, and economic, regulatory, or financial developments may affect all the securities in a single sector. If the Fund invests in a few sectors it may have increased exposure to the price movements of those sectors.
Small- and Mid-Capitalization Companies Risk: Small- and mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Small- and mid-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.
Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*
Best Quarter	Worst Quarter
23.29%	-27.98%
(6/30/2009)	(12/31/2008)
*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2015 was 9.74%.
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS
(for periods ended December 31, 2014)

	1 Year	5 Years	10 Years
A Shares Return Before Taxes	(3.77)%	12.34%	8.01%
I Shares Return Before Taxes	2.22%	13.94%	8.93%
I Shares Return After Taxes on Distributions	1.47%	13.26%	8.52%
I Shares Return After Taxes on Distributions and Sale of Fund Shares	1.86%	11.14%	7.29%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	12.44%	15.89%	8.50%
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
Investment Adviser and Subadviser
RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Zevenbergen Capital Investments LLC is the Fund’s Subadviser.

Growth Funds
Aggressive Growth Stock Fund
Portfolio Management
Ms. Nancy Zevenbergen, CFA, CIC, President and Chief Investment Officer of Zevenbergen, and Ms. Brooke de Boutray, CFA, CIC, and Ms. Leslie Tubbs, CFA, CIC, each a Managing Director, Portfolio Manager and Analyst of Zevenbergen, have co-managed the Fund since its inception. Mr. Joseph Dennison, CFA, and Mr. Anthony Zackery, CFA, each an Assistant Portfolio Manager of Zevenbergen, have co-managed the Fund since August 2015.
Purchasing and Selling Your Shares
You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.
The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced, waived, or not applicable in some cases.
Class	Dollar Amount
A Shares	$2,000
I Shares	None
Subsequent investments in A Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts at its discretion. There are no minimums for subsequent investments in I Shares.
Tax Information
The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, which may be taxed upon withdrawal.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services.
These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

International Fund

International Equity Fund
Summary Section
A Shares and I Shares
Investment Objective
The International Equity Fund (the “Fund”) seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 30 of the Fund’s prospectus and Rights of Accumulation on page 73 of the Fund’s statement of additional information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	I Shares
Management Fees	0.90%	0.90%
Distribution (12b-1) Fees	0.30%	None
Other Expenses	0.46%	0.58%
Total Annual Fund Operating Expenses	1.66%	1.48%
Fee Waivers and/or Expense Reimbursements(1)	(0.09)%	(0.11)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.57%	1.37%
(1)	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2016, in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, interest expense, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 1.57% and 1.37% for the A and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. The example reflects contractual fee waivers and reimbursements for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
A Shares	$726	$1,060	$1,417	$2,420
I Shares	$139	$ 457	$ 798	$1,759
Portfolio Turnover
The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of foreign companies. The Fund’s investments are diversified among at least three foreign countries. The Fund may also invest in exchange-traded funds (“ETFs”). The Fund invests primarily in developed countries, but may invest in countries with emerging markets.
In selecting investments for purchase and sale, Certium Asset Management LLC (“Certium” or the “Subadviser”) seeks to identify stocks with positive earnings trends and attractive valuations. Fundamental analysis is used to determine those companies that are projected to have sustainability of earnings and global industry positioning. The Subadviser’s goal is to find companies with top management, quality products and sound financial positions, or a history of consistent growth in cash flows, sales, operating profits, returns on equity and returns on invested capital. Risk controls are in place to assist in maintaining a portfolio that is diversified by security type and industry sector and invested across multiple countries.
Principal Investment Risks
You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Equity Securities Risk: The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate drastically from day to day.

International Fund
International Equity Fund
Exchange-Traded Fund Risk: ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund bears its pro rata portion of the ETF’s expenses. The impact of these additional expenses, if any, would be shown as part of “Acquired Fund Fees and Expenses” in the Annual Fund Operating Expenses table.
Foreign Companies and Securities Risk: Foreign securities and dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Foreign securities also involve risks such as currency fluctuations and delays in enforcement of rights. All of these risks are increased for investments in emerging markets.
Large-Capitalization Companies Risk: Large-cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as small-capitalization companies.
Small-Capitalization Companies Risk: Small-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of mid- or large-capitalization companies. Small-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.
Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*
Best Quarter	Worst Quarter
30.56%	-25.93%
(6/30/2009)	(12/31/2008)
*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2015 was 6.63%.
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS
(for periods ended December 31, 2014)

	1 Year	5 Years	10 Years
A Shares Return Before Taxes	(13.07)%	3.67%	3.08%
I Shares Return Before Taxes	(7.73)%	5.11%	3.94%
I Shares Return After Taxes on Distributions	(9.38)%	3.58%	2.73%
I Shares Return After Taxes on Distributions and Sale of Fund Shares	(1.24)%	3.87%	3.18%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(4.90)%	5.33%	4.43%
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
Investment Adviser and Subadviser
RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Certium Asset Management LLC is the Fund’s Subadviser.

International Fund

International Equity Fund
Portfolio Management
Mr. Chad Deakins, CFA, Chief Investment Officer of Certium, has managed the Fund since 2000.
Purchasing and Selling Your Shares
You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.
The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced, waived, or not applicable in some cases.
Class	Dollar Amount
A Shares	$2,000
I Shares	None
Subsequent investments in A Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts at its discretion. There are no minimums for subsequent investments in I Shares.
Tax Information
The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, which may be taxed upon withdrawal.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services.
These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

More Information
More Information
More Information About Principal Investment Strategies
Please see the section entitled “Principal Investment Strategies” in the “Summary Section” for each Fund for a complete discussion of each Fund’s principal investment strategies.
More Information About Principal Risks
ADR Risk
Aggressive Growth Stock Fund
Large Cap Growth Stock Fund
Large Cap Value Equity Fund
Mid-Cap Value Equity Fund
Small Cap Growth Stock Fund
Small Cap Value Equity Fund
ADRs are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.
Equity Securities Risk
All Funds
Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in funds that primarily hold equity securities. Historically, the equity market has moved in cycles and investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a Fund’s net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.
Exchange-Traded Fund Risk
International Equity Fund
ETFs are investment companies that are bought and sold on a securities exchange. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a
Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own shares of an ETF.
Foreign Securities Risk
International Equity Fund
Foreign securities, including depositary receipts such as ADRs, involve special risks such as currency fluctuations (with the exception of ADRs), economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, unique to a country or region will affect those markets and their issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. These risks are increased for investments in emerging markets.
Specific Risks of Foreign Securities:
•	Political and Economic Risks. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.
•	Regulatory Risk. Foreign companies not publicly traded in the U.S. are not subject to accounting and financial reporting standards and requirements comparable to those that U.S. companies must meet. In addition, there may be less information publicly available about such companies.
•	Foreign Tax Risk. A Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. A Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by a Fund, shareholders may be entitled to a credit or deduction for U.S. tax purposes.
•	Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.
•	Custody/Sub-Custody Risk. Custody risk refers to the risks inherent in the process of clearing and settling trades and to the holding of securities by local banks, agents and depositories. A Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign

More Information
banks or securities depositories that hold foreign securities and foreign currencies. The laws of certain countries may limit the ability to recover such assets if the foreign bank or depository, or an agent of the bank or depository, goes bankrupt and the assets of a Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of a Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause a Fund to miss attractive investment opportunities.
•	Currency Risk. Non-U.S. securities in which a Fund may invest, with the exception of ADRs, generally trade in currencies other than the U.S. dollar. Changes in currency exchange rates may affect a Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Fund to decline. Certain currencies may be particularly volatile, and non-U.S. governments may intervene in the currency markets, causing a decline in value or liquidity in a Fund’s non-U.S. holdings whose value is tied to that particular currency.
•	Emerging Markets Risk. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.
Growth Stock Risk
Aggressive Growth Stock Fund
Large Cap Growth Stock Fund
Small Cap Growth Stock Fund
Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. A Fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.
Holdings Risk
Aggressive Growth Stock Fund
When a Fund targets holdings of a more limited number of stocks, performance may be more volatile than a similar fund with a greater number of holdings or a Fund’s respective benchmark.
Large-Capitalization Companies Risk
Aggressive Growth Stock Fund
International Equity Fund
Large Cap Growth Stock Fund
Large Cap Value Equity Fund
Large-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large market capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts.
Accordingly, the value of large-capitalization stocks may not rise to the same extent as the value of small or mid-capitalization companies under certain market conditions or during certain periods.
Small- and Mid-Capitalization Companies Risk
Aggressive Growth Stock Fund
International Equity Fund
Mid-Cap Value Equity Fund
Small Cap Value Equity Fund
Small Cap Growth Stock Fund
Small- and mid-capitalization companies may be either established or newer companies. Small-capitalization companies may offer greater opportunities for gain. They also involve a greater risk of loss because they may be more vulnerable to adverse business or economic events, particularly those companies that have been in operation for less than three years. Small-capitalization company securities may trade in lower volumes or there may be less information about the company which may cause the investments to be more volatile or to have less liquidity than larger company investments. They may have unseasoned management or may rely on the efforts of particular members of their management team to a great degree causing turnover in management to pose a greater risk. Smaller sized companies may have more limited access to resources, product lines, and financial resources. Small- and mid-sized companies typically reinvest a large proportion of their earnings in their business and may not pay dividends or make interest payments for some time, particularly if they are newer companies.

More Information About Indices
Value Investing Risk
Large Cap Value Equity Fund
Mid-Cap Value Equity Fund
Small Cap Value Equity Fund
Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. A Fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.
Risk Information Common to RidgeWorth Funds
Each Fund is an open-end management investment company registered with the SEC, and commonly known as a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.
Each Fund has its own investment objective and strategies for reaching that objective. The Adviser or Subadviser invests Fund assets in a way that it believes will help a Fund achieve its objective. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its objective. The Adviser’s  or Subadviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser or Subadviser does, you could lose money on your investment in a Fund, just as you could with other investments. The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.
Each Fund’s investment objective may be changed without shareholder approval. Shareholders will be given notice of any change in investment objective. Before investing, make sure that the Fund’s objective matches your own.
The Funds are not managed to achieve tax efficiency.
More Information About Indices
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.
The Morgan Stanley Capital International Europe Australasia and Far East (“MSCI EAFE”) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of 21 developed market country indices.
The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. It is comprised of several subset indices based on market capitalization and investment style (growth or value).
The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.
The Russell 2000® Index measures the performance of the small-capitalization segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index.
The Russell 2000® Value Index measures the performance of small-capitalization value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
The Russell 2000® Growth Index measures the performance of the small-capitalization growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
The Russell 1000® Index is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market capitalization and current index membership.
The Russell 1000® Value Index measures the performance of the large-capitalization value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.
The Russell 1000® Growth Index measures the performance of the large-capitalization growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
The Russell Midcap® Value Index measures the performance of the mid-capitalization value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell Midcap Index represents approximately 31% of the total market capitalization of the Russell 1000 companies, their market capitalization and current index membership.
The S&P 500 Index is widely regarded as a gauge of the U.S. equities market. The index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large capitalization segment of the market, with approximately 75% coverage of U.S. equities, it is also an ideal proxy for the total market.

More Information About Fund Investments, Information About Portfolio Holdings and Management
More Information About Fund Investments
This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (“SAI”).
The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund’s objectives. Temporary defensive investments may limit a Fund’s ability to meet its investment objective. The Small Cap Value Equity Fund also may invest in investment grade fixed income securities and mid- to large-capitalization common stocks that would not ordinarily be consistent with the Fund’s objective. A Fund will do so only if the Adviser or its Subadviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment objective.
Each Fund may invest in other mutual funds for cash management purposes. When a Fund invests in another mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the other mutual fund’s expenses.
Information About Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the circumstances under which the Funds disclose their respective portfolio securities is available in the SAI. The Funds publicly disclose their portfolio holdings on its website at www.ridgeworth.com.
Management
The Board of Trustees (the “Board”) is responsible for the overall supervision and management of the business and affairs of the Funds. The Board supervises the Adviser and Subadvisers and establishes policies that the Adviser and Subadvisers must follow in their fund-related management activities. The day-to-day operations of the Funds are the responsibilities of the officers and various service organizations retained by the Funds.
Investment Adviser

RidgeWorth Investments, located at 3333 Piedmont Road, Suite 1500, Atlanta, GA 30305 (“RidgeWorth” or the “Adviser”), serves as the investment adviser to the Funds. In addition to being an investment adviser registered with the Securities and Exchange Commission (the “SEC”), RidgeWorth is a money-management holding company with multiple style-focused investment boutiques. As of June 30, 2015, the Adviser had approximately $42.5 billion in assets under management. The Adviser is responsible for overseeing the Subadvisers to ensure compliance with each Fund’s investment policies and guidelines, and monitors each Subadviser’s adherence to its investment style. The Adviser also executes transactions with respect to specific securities selected by the Subadvisers (excluding Zevenbergen Capital Investments LLC) for purchase and sale by the Funds. The Adviser pays the Subadvisers out of the fees it receives from the Funds.
In addition, for all the Funds except the Aggressive Growth Stock Fund, under a manager of managers arrangement, the Adviser may enter into or materially modify a subadvisory agreement with an unaffiliated subadviser, subject to approval by the Board and certain other conditions, without approval from the applicable Fund’s shareholders. Any significant change in a Fund’s subadvisory arrangement will be communicated to shareholders.
The Adviser may use its affiliates as brokers for Fund transactions.
An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser’s, and thus each Fund’s, Proxy Voting Policies and Procedures is provided in the SAI. A copy of the Adviser’s Proxy Voting Policies and Procedures may be obtained by contacting the Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
For the fiscal year ended March 31, 2015, the following Funds paid the Adviser advisory fees (after waivers) based on the respective Fund’s average daily net assets of:
Aggressive Growth Stock Fund	0.83%
International Equity Fund	0.79%
Large Cap Growth Stock Fund	0.59%
Large Cap Value Equity Fund	0.53%
Mid-Cap Value Equity Fund	0.69%
Small Cap Growth Stock Fund	0.80%
Small Cap Value Equity Fund	0.81%
The Adviser and and each Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2016, in order to keep total annual operating expenses of each Fund from exceeding the applicable expense

Management
cap shown. If at any point before August 1, 2018, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.
	Expense Limitation
Funds	A	C	I	IS
Aggressive Growth Stock Fund	1.50%	N/A	1.30%	N/A
International Equity Fund	1.57%	N/A	1.37%	N/A
Large Cap Growth Stock Fund	1.25%	1.95%	0.97%	0.90%
Large Cap Value Equity Fund	1.27%	1.97%	0.97%	0.85%
Mid-Cap Value Equity Fund	1.40%	1.95%	1.15%	0.95%
Small Cap Growth Stock Fund	1.50%	2.20%	1.30%	1.05%
Small Cap Value Equity Fund	1.55%	2.15%	1.30%	N/A
The following breakpoints are used in computing the advisory fee:
Average Daily Net Assets	Discount From Full Fee
First $500 million	None — Full Fee
Next $500 million	5%
Next $4 billion	10%
Over $5 billion	15%
Based on average daily net assets as of March 31, 2015, the asset levels of the following Funds had reached a breakpoint in the advisory fee.* Had the Funds’ asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees as follows:
Large Cap Value Equity Fund	0.70%
Mid-Cap Value Equity Fund	0.75%
Small Cap Value Equity Fund	0.85%
*	Fund expenses in the “Annual Fund Operating Expenses” tables shown earlier in this prospectus reflect the advisory breakpoints.
A discussion regarding the basis for the Board’s approval of the continuation of the investment advisory agreement with the Adviser appears in the Funds’ annual report to shareholders for the period ended March 31, 2015.
Investment Subadvisers
The Subadvisers are responsible for managing the portfolios of their respective Funds on a day-to-day basis and selecting the specific securities to buy, sell and hold for the Funds under the supervision of the Adviser and the Board. A discussion regarding the basis for the Board’s approval of the investment subadvisory agreements appears in the Funds’ annual report to shareholders for the year ended March 31, 2015.
Information about the Subadvisers and the individual portfolio managers of the Funds is provided below. The SAI provides additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers’ ownership of securities in the Funds.

Ceredex Value Advisors LLC (“Ceredex”)
301 East Pine Street, Suite 500
Orlando, Florida 32801
www.ceredexvalue.com
Ceredex, a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2008 after 19 years functioning as RidgeWorth’s value style investment management team. As of June 30, 2015, Ceredex had approximately $12.09 billion in assets under management.
Ceredex is a value equity asset management firm that seeks to identify catalysts that may lead to appreciation in undervalued, dividend-paying stocks.
The following individuals are primarily responsible for the day-to-day management of the following Funds:
Mr. Mills Riddick, CFA, currently serves as Chief Investment Officer of Ceredex and as a Vice President of the Adviser. He has managed the Large Cap Value Equity Fund since 1995. He has worked in investment management since 1982.
Mr. Brett Barner, CFA, currently serves as Managing Director of Ceredex. He has managed the Small Cap Value Equity Fund since its inception. He has worked in investment management since 1985.
Mr. Don Wordell, CFA, currently serves as Managing Director of Ceredex. He has managed the Mid-Cap Value Equity Fund since its inception. He has worked in investment management since 1996.

Certium Asset Management LLC (“Certium”)
3333 Piedmont Road, Suite 1500
Atlanta, Georgia 30305
www.certiumllc.com
Certium, a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2008 after 13 years functioning as RidgeWorth’s international and quantitative equity investment management team. As of June 30, 2015, Certium had approximately $49 million in assets under management.
Certium is an institutional investment management firm focused on passive, quantitative and active strategies which provide clients with risk-controlled exposure to equity markets.

Purchasing, Selling and Exchanging Fund Shares
Mr. Chad Deakins, CFA, is primarily responsible for the day-to-day management of the following Funds. Mr. Deakins currently serves as Chief Investment Officer of Certium and as a Vice President of the Adviser. He has managed the International Equity Fund since 2000. He has worked in investment management since 1995.

Silvant Capital Management LLC (“Silvant”)
3333 Piedmont Road, Suite 1500
Atlanta, Georgia 30305
www.silvantcapital.com
Silvant, a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2008 after 24 years functioning as RidgeWorth’s growth style investment management team. As of June 30, 2015, Silvant had approximately $1.6 billion in assets under management.
Silvant focuses on managing growth equity products for a diverse range of institutional clients. Its philosophy is that consistent outperformance can be delivered by an investment process which is grounded in fundamental analysis and includes sophisticated risk management and stock selection techniques. Silvant’s investment team seeks to generate performance (alpha) through bottom-up stock selection, minimizing the potential impact of unintended style bias, sector bets, or macroeconomic risks relative to the primary benchmark.
The following individuals are primarily responsible for the day-to-day management of the following Funds:
Mr. Michael A. Sansoterra currently serves as a Chief Investment Officer of Silvant and as a Vice President of the Adviser. Prior to joining the Adviser, Mr. Sansoterra served as Large Cap Diversified Growth Portfolio Manager and Senior Equity Analyst of Principal Global Investors from 2003 to 2007. He has co-managed the Large Cap Growth Stock Fund and Small Cap Growth Stock Fund since 2007. He has worked in investment management since 1996.
Mr. Sandeep Bhatia currently serves as Managing Director of Silvant. He has been associated with Silvant or an affiliate since 2007. Prior to joining the Adviser, Mr. Bhatia served as a Senior Research Analyst for Eagle Asset Management, focusing on the healthcare sector from 2005 to 2007. He has co-managed the Large Cap Growth Stock Fund and Small Cap
Growth Stock Fund since 2011. He has worked in investment management since 2000.

Zevenbergen Capital Investments LLC (“ZCI”)
601 Union Street, Suite 4600
Seattle, Washington 98101
www.zci.com
ZCI, a minority-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 1987 and serves as Subadviser to the Aggressive Growth Stock Fund. As of June 30, 2015, ZCI had approximately $2.597billion in assets under management.
ZCI specializes in aggressive growth-equity investment advisory services for separately managed portfolios and mutual funds. ZCI’s investment philosophy and stock selection process, unchanged since its inception, operates under the principle that revenue, cash flow and earnings growth are the key determinants of long-term stock price appreciation.
The following individuals are primarily responsible for the day-to-day management of the Aggressive Growth Stock Fund:
Ms. Nancy Zevenbergen, CFA, CIC, has served as President and Chief Investment Officer of ZCI since 1987 and has co-managed the Fund since its inception. She has worked in investment management since 1981.
Ms. Brooke de Boutray, CFA, CIC, has co-managed the Fund since its inception. Ms. de Boutray joined ZCI in 1992 and has served as Managing Director, Portfolio Manager and Analyst since the Fund’s inception. She has worked in investment management since 1981.
Ms. Leslie Tubbs, CFA, CIC, has co-managed the Fund since its inception. Ms. Tubbs joined ZCI in 1994 and has served as Managing Director, Portfolio Manager and Analyst since the Fund’s inception. She has worked in investment management since 1994.
Mr. Joseph Dennison, CFA, has co-managed the Fund since August 2015. Mr. Dennison joined ZCI in 2011 and serves as Associate Portfolio Manager of the Fund. He has worked in investment management since 2011.
Mr. Anthony Zackery, CFA, has co-managed the Fund since August 2015. Mr. Zackery joined ZCI in 2011 and serves as Associate Portfolio Manager of the Fund. He has worked in investment management since 2011.
Purchasing, Selling and Exchanging Fund Shares
This section tells you how to purchase, sell (sometimes called “redeem”) and exchange A Shares, C Shares, I Shares and IS Shares of the Funds. Participants in retirement plans must contact their Employee Benefits Office or their Plan’s

Purchasing, Selling and Exchanging Fund Shares
Administrator for information regarding the purchase, redemption or exchange of shares, or for questions about their specific accounts. Plans may require separate documentation and the plan’s policies and procedures may be different than those described in this prospectus. Investors purchasing or selling shares through a retirement plan should also refer to their Plan documents. Please review the information you have about your retirement plan.
Investors purchasing or selling shares through a financial intermediary may be charged transaction-based or other fees by the financial intermediary for its services. Please consult your financial intermediary for more information regarding such fees and for purchase instructions.
Purchasing Fund Shares
Where can I buy Fund shares?
You may purchase shares of the Funds through financial institutions or intermediaries that are authorized to place transactions for their customers. Please contact your financial institution or intermediary directly and follow its procedures for purchase transactions. Your financial institution or intermediary may charge a fee for its services, in addition to the fees charged by a Fund. You will also, generally, have to address your correspondence or questions regarding a Fund to your financial institution or intermediary. Your investment professional can assist you in opening a brokerage account that will be used for purchasing shares of RidgeWorth Funds.
•	Eligible shareholders may purchase directly from the Funds. (Please see the section entitled “How Do I Open an Account?” for additional information.)
Who can buy shares?
A Shares and C Shares may be purchased by all eligible investors that meet the requirements of the “Where can I buy Fund shares?” section, above.
I Shares are offered to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they act as fiduciary, agent, investment adviser, or custodian. Financial intermediaries include brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds or their service providers. These accounts primarily consist of:
•	assets of a bona fide trust,
•	assets of a business entity possessing a tax identification number,
•	assets of an employee benefit plan,
•	assets held within select fee-based programs, or
•	assets held within certain non-discretionary intermediary no-load platforms.
Employee benefit plans generally include profit sharing, 401(k) and 403(b) plans. Employee benefit plans generally do not include IRAs; SIMPLE, SEP, SARSEP plans; plans covering self-employed individuals and their employees; or health savings accounts unless you, as a customer of a financial institution or intermediary, meet the Funds’ established criteria as described above.
As a result, you, as a customer of a financial institution or intermediary, may, under certain circumstances that meet the Funds’ established criteria, be able to purchase I Shares through accounts made with select financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, you may have, or be given, the right to vote your I Shares. Financial institutions or intermediaries may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may differ from those imposed by the Funds. Please contact your financial institution or intermediary for complete details for purchasing I Shares.
I Shares may also be purchased directly from the Funds by officers, directors or trustees, and employees and their immediate families (strictly limited to current spouses/domestic partners and dependent children) of RidgeWorth Funds, the Adviser and Subadvisers to the RidgeWorth Funds.
Validation of current employment/service will be required upon establishment of the account. The Funds, in their sole discretion, may determine if an applicant qualifies for this program.
The defining feature of IS Shares is that they do not pay, nor will they pay, any type of servicing, administrative, or revenue sharing payments, nor will the Adviser or any of its affiliates make any such payments. IS Shares are offered to the following investors (provided that they do not require nor receive any such payments with respect to IS Shares) without a minimum initial investment:
•	qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit plans and other accounts or plans whereby IS Shares are held on the books of the Fund through plan level or omnibus accounts
•	bank and trust companies;
•	insurance companies;
•	registered investment companies; and
•	non-qualified deferred compensation plans.
Other institutional investors not included in the list above may be permitted to purchase IS Shares subject to management’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. The minimum initial investment amount may be waived subject to management’s discretion, and/or purchased by or through:
•	certain registered open-end investment companies whose shares are distributed by the Distributor;
•	accounts held by, or for the benefit of, an affiliate of the Fund; or

Purchasing, Selling and Exchanging Fund Shares
•	investments made in connection with certain reorganizations as approved by the Adviser.
If your account is subject to the minimum investment requirement, and the value of your account falls below the minimum initial investment requirements for IS Shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption, as applicable. You will be notified prior to any such conversions or redemptions.
Foreign Investors
To purchase A Shares, C Shares and IS Shares of the Funds, you must be a U.S. citizen, a U.S. resident alien, or a U.S. entity, with a U.S. tax identification number, and reside in the U.S. or its territories (which includes U.S. military APO or FPO addresses). If you owned shares on July 31, 2006, you may keep your account open even if you do not reside in the U.S. or its territories, but you may not make additional purchases or exchanges.
The Funds do not generally accept investments in I Shares by non-U.S. citizens or entities. Investors in I Shares generally must reside in the U.S. or its territories (which includes U.S. military APO or FPO addresses) and have a U.S. tax identification number.
When can I purchase shares?
The Funds are open for business on days when the New York Stock Exchange (the “NYSE”) is open for regular trading (a “Business Day”). The RidgeWorth Funds reserve the right to open one or more Funds on days that the principal bond markets (as recommended by the Securities Industry and Financial Markets Association) are open, even if the NYSE is closed. Each Fund calculates its net asset value per share (“NAV”) once each Business Day at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).
If a Fund or its authorized agent receives your purchase or redemption request in proper form before 4:00 p.m. Eastern Time, your transaction will be priced at that Business Day’s NAV. If your request is received after 4:00 p.m. Eastern Time, it will be priced at the next Business Day’s NAV.
The time at which transactions and shares are priced and the time until which trades are accepted may be changed if the NYSE closes early or if the principal bond markets close early on days when the NYSE is closed. For those Funds that open on days when the NYSE is closed, these times will be the time the principal bond markets close.
The Funds will not accept trades that request a particular day or price for the transaction or any other special conditions.
You may be required to transmit your purchase, sale and exchange orders to your financial institutions or intermediaries at an earlier time for your transaction to become effective that day. This allows your financial institution or intermediary time to process your order and transmit it to the transfer agent in time to meet the above stated Fund cut-off times. For more information about how to purchase, sell or exchange Fund shares, including your financial institution’s or intermediary’s internal order entry cut-off times, please contact your financial institution or intermediary directly.
A Fund may reject any purchase order.
How do the Funds calculate NAV?
The offering price of A Shares is the NAV next calculated after the transfer agent receives your request, in proper form, plus any front-end sales charge. The offering price of C Shares, R Shares, I Shares and IS Shares is simply the next calculated NAV.
The NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund.
In calculating the NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available, or a Fund reasonably believes that market prices or amortized cost valuation methods are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board. A Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is, therefore, subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining its fair value. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.
When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of

Purchasing, Selling and Exchanging Fund Shares
fair value pricing. Fair value prices may be determined in good faith using methods approved by the Board.
How do I open an account?
Read this prospectus carefully, select the Fund or Funds and share class most appropriate for you, and decide how much you want to invest.
The Funds do not accept cash, credit card checks, third-party checks, travelers’ checks, money orders, bank starter checks, or checks drawn in a foreign currency, as payment for Fund shares.
If your payment does not clear or is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Funds or its transfer agent, and the Funds can redeem shares you own in any of the Funds or in another identically registered RidgeWorth Funds account as reimbursement.
Eligible shareholders who purchase shares directly from the Funds may purchase additional Fund shares by:
•	Mail
•	Telephone (1-888-784-3863)
•	Wire
•	Fax (1-800-451-8377)
•	Automated Clearing House (“ACH”)
In-Kind Purchases
Payment for shares of a Fund may, at the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities: (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-784-3863.
Systematic Investment Plan
The Systematic Investment Plan is only available to shareholders who own A Shares or C Shares. If you have a checking or savings account with a bank, you may purchase A Shares and C Shares automatically through regular deductions from your bank account. With a $500 minimum initial investment, you may begin regularly-scheduled investments of $50 or more, once or twice a month. Shareholders should contact their financial intermediaries for more information on how to take advantage of this feature.
What is the minimum amount to purchase shares of Fund?
To purchase shares for the first time, you must invest in any Fund at least:
Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax-advantaged accounts)
I Shares	No minimum
IS Shares	$2,500,000 (no minimum for certain investors. Please see the section entitled “Who can buy shares?”)
For A and C Shares purchases, your subsequent investments must be made in amounts of at least $1,000. The Funds reserve the right to waive and/or reduce the minimum or subsequent investment amounts.
For investors who qualify to purchase I Shares, there are no minimum investment amounts for initial or subsequent purchases.
Officers, directors or trustees, and employees and their immediate families (strictly limited to current spouses/domestic partners and dependent children) of the Funds, Adviser and the Subadvisers may also purchase I Shares. There is no minimum investment.
Sales Charges
A Shares
The offering price of A Shares is the NAV next calculated after a Fund receives your request in proper form, plus the front-end sales charge.
The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment.
If Your Investment is:	Your Sales Charge as a Percentage of Offering Price*	Your Sales Charge as a Percentage of Your Net Investment
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	None	None
*	RidgeWorth Distributors LLC (the “Distributor”) may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the Distributor may pay dealer commissions ranging from 0.25% to 0.75%.
Investments of $1,000,000 or more. You do not pay an initial sales charge when you buy $1,000,000 or more of A Shares in either a single investment or through our rights of accumulation, letter of intent, or combined purchase/quantity discount programs. However, you will pay a deferred sales

Purchasing, Selling and Exchanging Fund Shares
charge of 0.75% if you redeem any of these A Shares within two years of purchase. The deferred sales charge may be waived from time to time for certain broker-dealers that waive payment of compensation to them. The deferred sales charge is calculated based on the lesser of (i) the NAV of the shares at the time of purchase or (ii) the NAV of the shares next calculated after the Fund receives your redemption request. The deferred sales charge does not apply to shares you purchase through reinvestment of dividends or capital gains distributions.
Waiver of Front-End Sales Charge
The front-end sales charge may be waived on A Shares purchased:
•	through reinvestment of dividends and distributions;
•	by persons repurchasing shares they redeemed within the last 180 days (see “Repurchase of A Shares”);
•	by employees, and members of their immediate family (spouse/domestic partner, mother, father, mother-in-law, father-in-law, and children, including step-children, under the age of 21 years), of the Adviser and its affiliates;
•	through financial intermediaries or institutions; retirement plans, plan administrators or record-keepers; asset allocation, or wrap programs or self-directed investment brokerage accounts; that, under the terms of their respective agreements with the Distributor or otherwise, agree to either (i) not charge the front-end sales charge, or (ii) do not receive compensation derived from the front-end sales charge, but may or may not charge a transaction fee to their customers; or
•	by Trustees and Officers of the RidgeWorth Funds.
Repurchase of Shares
You may repurchase any amount of A Shares of any Fund at the NAV (without the normal front-end sales charge), up to the limit of the value of any amount of A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. Such repurchases may be subject to special tax rules. See the “Taxes” section of the SAI for more information. To exercise this privilege, the Funds must receive your purchase order within 180 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares.
Reduced Sales Charges
Rights of Accumulation. You may take into account your accumulated holdings in all share classes of RidgeWorth Funds to determine the initial sales charge you pay on each purchase of A Shares. In calculating the appropriate sales charge rate, this right allows you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A Shares you are currently purchasing. The Funds may amend or terminate this right at any time. Please see the Funds’ SAI for details.
Letter of Intent. A Letter of Intent allows you to purchase A Shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Funds will hold a certain portion of your investment in escrow until you fulfill your commitment. Please see the SAI for details.
Combined Purchase/Quantity Discount Privilege. When calculating the appropriate sales charge rate, the Funds will combine same day purchases of shares of any class made by you, your spouse/domestic partner and your minor children (under age 21). This combination also applies to A Shares you purchase with a Letter of Intent.
Contingent Deferred Sales Charges (“CDSC”)
You do not pay a sales charge when you purchase C Shares. The offering price of C Shares is simply the next calculated NAV. But, if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 1% of either (i) the NAV of the shares at the time of purchase, or (ii) the NAV of the shares next calculated after the Funds receive your sale request, whichever is less. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. You never pay a CDSC on any increase in your investment above the initial offering price. The CDSC does not apply to shares you purchase through reinvestment of dividends or distributions or to exchanges of C Shares of one Fund for C Shares of another Fund.
Waiver of CDSC
The CDSC for A Shares or C Shares will be waived if you sell your shares for the following reasons:
•	Death or Post-purchase Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code Code of 1986, as amended (the “Internal Revenue Code”))
–	You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;
–	You die or become disabled after the account is opened;
–	Redemption must be made within 1 year of such death/disability;
–	The Funds must be notified in writing of such death/disability at time of redemption request; and
–	The Funds must be provided with satisfactory evidence of death (death certificate) or disability (doctor’s certificate specifically referencing disability as defined in 72(m)(7) of the Internal Revenue Code).
•	Shares purchased through dividend and capital gains reinvestment.
•	Participation in the Systematic Withdrawal Plan described below:
–	Withdrawal not to exceed 10% of the current balance of a Fund in a 12 month period. The 10% amount will be

Purchasing, Selling and Exchanging Fund Shares
calculated as of the date of the initial Systematic Withdrawal Plan and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC, will be included in calculating the account value and 10% limitation amount.
–	If the total of all Fund account withdrawals (Systematic Withdrawal Plan or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge. In the initial year of a Systematic Withdrawal Plan, the withdrawal limitation period shall begin 12 months before the initial Systematic Withdrawal Plan payment.
–	To qualify for the CDSC waiver under the Systematic Withdrawal Plan, a Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.
•	Required mandatory minimum withdrawals made after 70½ under any retirement plan qualified under Sections 401, 408 or 403(b) of the Internal Revenue Code or resulting from the tax free return of an excess distribution to an IRA. Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements).
•	Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased.
•	Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.
To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Funds.
The CDSC will be waived for certain retirement plan providers that have entered into administrative agreements with the Funds. Please see the SAI for more information on this program.
The CDSC may also be waived from time to time for certain broker-dealers that waive payment of compensation to them.
You can also obtain information about sales charges, rights of accumulation and letters of intent on the Funds’ website at www.ridgeworth.com.
Customer Identification and Verification
To help the government fight the funding of terrorism and money laundering activities, U.S. federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.
When you open an account, you will be asked to provide your name, residential street address, date of birth, and Social Security Number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.
In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.
The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established at the sole discretion of the Funds, your application will be rejected.
Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.
However, the Funds reserve the right to close your account at the then-current day’s price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established at the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.
Anti-Money Laundering Program
Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under U.S. federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, at the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.
Selling Fund Shares
Shares may be sold on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required. Shares may be sold by following the procedures established at the time

Purchasing, Selling and Exchanging Fund Shares
your account was opened with the Funds or financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request in proper form. Your broker, financial institution or intermediary may charge a fee for its services, in addition to the fees charged by the Funds.
Shareholders who purchased shares directly from the Funds may sell their Fund shares by:
•	Mail
•	Telephone (1-888-784-3863)
•	Wire
•	Fax (1-800-451-8377)
•	ACH
To sell shares by telephone:
•	redemption checks must be made payable to the registered shareholder; and
•	redemption checks must be mailed to an address of record that has been associated with the shareholder account for at least 30 days.
Signature Authentication
This section describes the Funds’ Medallion Signature Guarantee and Signature Validation Program (SVP) policies. If you purchased your shares through a financial institution or intermediary, the below policies may not apply. Please contact your financial institution or intermediary for additional information on their signature authentication policy.
For certain financial and non-financial transactions, the Funds require proof that your signature is authentic and you have the authority to provide the instruction(s) contained in the request. This verification can be provided by either a Medallion Signature Guarantee Stamp for financial transactions or an SVP Stamp for non-financial transactions.
Both types of stamps can be obtained from a financial institution such as a domestic bank, trust company, broker/dealer, clearing agency, savings association, or other financial institution that participates in the Medallion Signature Guarantee Program or SVP. Please visit www.ridgeworth.com for a Letter of Instruction Form that you can provide to your financial institution to obtain the appropriate stamp. Please note a notarized signature is not an acceptable substitute for a Medallion Signature Guarantee or an SVP Stamp. The Funds reserve the right, at their sole discretion, to waive such requirements for a specific request.
Financial Transactions
An original document containing a Medallion Signature Guarantee is required for certain types of financial transactions. Examples include:
•	Redemption proceeds payable or sent to any person, address, or bank account other than the one currently on record.
•	Redemption requests sent to an address of record that has been changed within the last 30 days.
•	Registration or ownership changes to your account. Ownership changes may include but are not limited to, certain types of transfers, gifting shares, beneficial inheritance, and loan collateral agreements.
Non-Financial Transactions
For certain non-financial transactions, the Funds will accept an original document containing an SVP Stamp. In the event an SVP Stamp is not used by the financial institution, you should request that it use its Medallion Signature Guarantee in lieu of the SVP Stamp. Examples include:
•	Changing your name.
•	Requests to add or change banking information that the Funds have on file.
•	Updates to authorized signers on your account.
Sale Price of Fund Shares
The sale price of each share will be the next NAV determined after the Funds receive your request, in proper form, less any applicable CDSC.
Systematic Withdrawal Plan
The Systematic Withdrawal Plan is only available to shareholders who own A Shares or C Shares. If you have at least $10,000 of A Shares and C Shares in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, may be electronically transferred to your account. Please check with your bank. Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under “Waiver of the CDSC.” Shareholders should contact their financial intermediaries for more information on how to take advantage of this feature.
Redemptions In-Kind
The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if

Purchasing, Selling and Exchanging Fund Shares
they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains recognized in the redemption or in the sale of the securities distributed to you.
Involuntary Sales of Your Shares
If your account balance drops below the required minimum as a result of redemptions you may be required to sell your shares. The account balance minimums are:
Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax-advantaged accounts)
I Shares	No minimums
IS Shares	$2,500,000 (no minimum for certain investors. Please see the section entitled “Who can buy shares?”)
The Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.
Shareholders should contact their financial intermediary regarding minimum investment requirements.
If the value of your account falls below the minimum initial investment requirements for IS Shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption, as applicable. You will be notified prior to any such conversions or redemptions.
Receiving Your Money
Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payments would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption). Your sale proceeds can be wired to your bank account (subject to a fee) or sent to you by check. If you recently purchased your shares by check or through ACH, redemption proceeds may not be available until your funds have cleared (which may take up to 10 calendar days from your date of purchase).
Each Fund tries to manage large redemptions of positions in the Fund. However, a large redemption by a shareholder holding a significant investment in a Fund may have an adverse impact on the remaining shareholders in the Fund. For example, such a redemption may cause the Fund to (i) utilize outside sources of liquidity, which may be more costly, or (ii) liquidate securities that otherwise would not have been sold, potentially impacting the Fund’s performance and generating capital gains distributions.
Suspension of Your Right to Sell Your Shares
A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Funds’ SAI.
Exchanging and Converting Your Shares
You must meet investor eligibility requirements applicable to the share class into which you are exchanging. The Funds may accept investments of smaller amounts at its discretion. The Funds will treat any cross class conversion between classes of shares of the same Fund as a tax-free event. An exchange between the same classes of shares of different Funds generally is treated as a taxable event.
For the purpose of computing the CDSC applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange.
The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (i) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (ii) a Fund receives or anticipates orders that may dramatically affect the Fund as outlined under “Market Timing Policies and Procedures” below.
If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your funds have cleared (which may take up to 10 calendar days from your date of purchase).
Exchanging Your Shares
You may exchange your Fund shares for the same class of shares of any other RidgeWorth Fund. Your sales price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request in proper form.
Exchanges into the State Street Liquid Reserves Fund — Investment Class
At any time, you may exchange your A, C or I Shares of a Fund for shares of the State Street Institutional Liquid Reserves Fund–Investment Class. Further, qualifying shares of the State Street Institutional Liquid Reserves Fund–Investment Class may be exchanged A, C or I Shares of any Fund. You should read the State Street Institutional Liquid Reserves Fund–Investment Class prospectus prior to investing in that mutual fund. You can obtain a prospectus State Street Institutional Liquid Reserves Fund–Investment Class by calling 1-888-784-3863 or by visiting our website at www.ridgeworth.com. Qualifying exchanges between the Funds’ A and C Shares and the State

Market Timing Policies and Procedures
Street Institutional Liquid Reserves Fund–Investment Class are eligible for exchange into the Funds’ A and/or C Shares without the imposition of the applicable front-end sales charge and/or CDSC.
If you purchased shares though a financial institution or intermediary please contact your financial institution or intermediary regarding the availability of this exchange privilege.
Cross Class Conversions
You may convert your shares for shares of a different class of the same Fund based on the NAV of each class next calculated after the Fund receives your exchange request in proper form. If you have held your current shares for less than one year, your financial intermediary may assess any applicable CDSC on your shares when you make the conversion.
Instructions for Exchanging and Converting Shares
You may exchange or convert your shares on any Business Day by contacting the Funds at 1-888-784-3863 or the financial institution or intermediary through which your shares are held.
Systematic Exchange Plan
The Systematic Exchange Plan is only available to shareholders who own A Shares or C Shares. For investors who qualify, a systematic exchange feature may be added to your account. Shareholders should contact their financial intermediary for more information about how to take advantage of this feature and the minimum investment requirements.
Telephone Transactions
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.
Market Timing Policies and Procedures
The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading.
This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.
A Fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the Fund calculates its NAV.
The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the Funds’ Board. The Funds seek to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances. For purposes of applying these policies, the Funds’ service providers may consider the trading history of accounts under common ownership or control. The Funds’ policies and procedures include:
•	Restrictions on shareholders from making more than one (1) “round trip” into and out of a Fund within 14 days or more than two (2) “round trips” within any continuous 90 day period. If a shareholder exceeds either “round trip” restriction, he or she may be deemed a “Market Timer,” and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, the Adviser, the Subadvisers or a shareholder servicing agent may be notified in writing of their designation as a Market Timer; and
•	Reserving the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.
The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders.
Although these policies are designed to deter frequent trading, none of these measures alone, nor all of them taken together, eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries.
Purchase and redemption transactions submitted to the Funds by these intermediaries reflect the transactions of multiple beneficial owners whose individual transactions are not automatically disclosed to the Funds. Therefore, the Funds rely in large part on the intermediaries who maintain omnibus arrangements (which may represent a majority of Fund shares) to aid in the Funds’ efforts to detect and deter short-term

Distribution of Fund Shares and Shareholder Servicing Plans
trading. The Funds monitor trading activity at the omnibus account level and look for activity that indicates potential short-term trading. If they detect suspicious trading activity, the Funds contact the intermediaries to determine whether the short-term trading policy has been violated and may request and receive personal identifying information and transaction histories for some or all beneficial owners to make this determination.
If a Fund believes that a shareholder has violated the short-term trading policy, it will take further steps to prevent any future short-term trading by such shareholder in accordance with the policy. The Funds cannot guarantee the accuracy of the information provided by the intermediaries and may not always be able to track short-term trading affected through these intermediaries. A Fund has the right to terminate an intermediary’s ability to invest in a Fund if excessive trading activity persists and a Fund or its Adviser or Subadviser reasonably believes that such termination would be in the best interests of long-term shareholders.
In addition to the Funds’ market timing policies and procedures described above, you may be subject to the market timing policies and procedures of the intermediary through which you invest. Please consult with your intermediary for additional information regarding its frequent trading restrictions.
Distribution of Fund Shares
Distribution of Fund Shares Generally
The Adviser, the Subadviser or their affiliates may make payments from their own funds based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or Subadviser. Furthermore, the Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to financial intermediaries (such as brokers, banks, financial advisers and retirement plan service providers) to compensate them for providing distribution-related or shareholder services, for marketing expenses they incur, for travel and lodging in connection with educational events or to pay for the opportunity to have them distribute the Funds.
The amount of these payments is determined by the Adviser or Subadviser and may differ among financial intermediaries. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such financial intermediaries and their customers than would be the case if no payments were made. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.
Please refer to the SAI for more information regarding these arrangements.
Distribution Plan – A Shares and C Shares
The A Shares and C Shares of each Fund have adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Broker-dealers who initiate and are responsible for selling C Shares may receive an initial payment at the time of sale of 1.00% and annual 12b-1 payout effective in the 13th month of 1.00%. Through the distribution plan, the Funds’ Distributor is reimbursed for these payments, as well as other distribution related services provided by the Distributor.
For A Shares, each Fund’s distribution plan authorizes payment of up to the amount shown under “Maximum Fee” in the table that follows. Currently, however, the Board has only approved payment of up to the amount shown under “Current Approved Fee” in the table that follows. Fees are shown as a percentage of average daily net assets of the Fund’s A Shares.
	Maximum Fee	Current Approved Fee
Value Funds
Large Cap Value Equity Fund	0.33%	0.30%
Mid-Cap Value Equity Fund	0.35%	0.30%
Small Cap Value Equity Fund	0.33%	0.30%
Growth Funds
Large Cap Growth Stock Fund	0.35%	0.30%
Small Cap Growth Stock Fund	0.35%	0.30%
Aggressive Growth Stock Fund	0.35%	0.30%
International Fund
International Equity Fund	0.33%	0.30%
For C Shares, the maximum distribution fee is 1.00% of the average daily net assets of a Fund’s C Shares.
The Funds may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority.
Shareholder Servicing Plans
With respect to the A Shares and I Shares of certain of the Funds, the A Shares and I Shares Shareholder Servicing Plan permits the A Shares and I Shares of that Fund to pay financial intermediaries for shareholder support services they provide, at a rate of up to 0.40% of the average daily net assets of each of the A Shares and I Shares of that Fund. Financial intermediaries include brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds or their service providers. The shareholder support services may include, among others, providing general shareholder liaison services (including responding to shareholder inquiries), providing information on shareholder

Dividends and Distributions, Household Mailings and Taxes
investments, and establishing and maintaining shareholder accounts and records.
Dividends and Distributions
Each Fund distributes its net investment income at least annually. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.
You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.
401(k) plan participants will receive dividends and distributions in the form of additional Fund shares if the participant owns shares of a Fund on the date the dividend or distribution is allocated by the 401(k) plan. Therefore, a participant will not receive a dividend or distribution if the participant does not own shares of the applicable Fund on the date the dividend or distribution is allocated.
Household Mailings
To reduce expenses, we may mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-888-784-3863 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.
Taxes
Please consult your tax advisor regarding your specific questions about U.S. federal, state, local, and foreign tax considerations relating to any investment in any Fund.
Summarized below are some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. More information on taxes is in the Funds’ SAI.
Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them in additional shares.
Income distributions are generally taxable as either ordinary income or, in general, if paid from a Fund’s “qualified dividend income” and if certain conditions, including holding period requirements, are met by the Fund and the shareholder, as qualified dividend income. Dividends that are qualified dividend income are taxable to noncorporate shareholders at U.S. federal income tax rates of up to 20%. Capital gains distributions (i.e., distributions of the excess of net long-term capital gain over net short-term capital loss, if any) are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are generally taxable to noncorporate shareholders at rates of up to 20%. Distributions from a Fund’s net short-term capital gains are generally taxable as ordinary income. A high portfolio turnover rate and the use of certain derivatives may cause a Fund to recognize higher amounts of short-term capital gains. A portion of dividends received from a Fund (but none of the Fund’s capital gain distributions) may qualify for the dividends-received deduction for corporations.
“Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.
If a Fund declares a dividend in October, November or December, payable to shareholders of record in such a month, and pays it in January of the following year, you will be taxed on the dividend as if you received it in the year in which it was declared.
If you invest in a Fund shortly before a dividend or other distribution, generally you will pay a higher price per share and, unless you are exempt from tax, you will pay taxes on the amount of the distribution.
Distributions from a Fund and capital gains on a disposition of Fund shares are generally taken into account for purposes of the 3.8% U.S. federal Medicare contribution tax on all or a portion of the “net investment income” of individuals with incomes certain thresholds. This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.
Each Fund in which you invest will inform you shortly after the close of each calendar year of the amounts of your distributions that may qualify as ordinary income dividends, qualified dividend income and capital gain distributions.
You must provide your social security number or other taxpayer identification number to a Fund along with any certifications required by the Internal Revenue Service. If you do not, or if it is otherwise legally required to do so, a Fund will apply “backup withholding” tax on your dividends and other distributions, sale proceeds and any other payments to you that are subject to backup withholding. The backup withholding rate is 28%.
Dividends and distributions will accumulate on a tax-deferred basis if you are investing through a 401(k) plan or any other employer-sponsored retirement or savings plan that qualifies for tax-advantaged treatment under federal income tax laws. Generally, you will not owe taxes on these distributions until you begin withdrawals from the plan. Withdrawals from the plan are subject to numerous complex and special tax rules and may be subject to a penalty tax in the case of premature withdrawals.

Dividends and Distributions, Household Mailings and Taxes
You should consult your tax advisor or plan administrator regarding the tax rules governing your retirement or savings plan.
The International Equity Fund may be able to pass along a tax credit for foreign income taxes it pays. In such event, the Fund will provide you with the information necessary to reflect such foreign taxes on your federal income tax return.

The financial highlights table is intended to help you understand a Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Funds’ financial statements and related notes, are included in the Funds’ Annual Reports to Shareholders for such periods. The 2015 Annual Report is available upon request and without charge by calling 1-888-784-3863 or on the Funds’ website at www.ridgeworth.com.
FINANCIAL HIGHLIGHTS
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
Aggressive Growth Stock Fund
I Shares
Year Ended March 31, 2015	$21.20	$(0.26)	$ 1.21	$ 0.95	$ —	$—	$(0.66)	$(0.66)	$—	$21.49	$ 24,321	4.61%	1.31%	1.34%	(1.20)%	42%
Year Ended March 31, 2014	15.60	(0.22)	7.01	6.79	—	—	(1.19)	(1.19)	—	21.20	39,495	43.70	1.29	1.37	(1.08)	49
Year Ended March 31, 2013	15.94	(0.14)	0.42	0.28	—	—	(0.62)	(0.62)	—	15.60	15,840	1.84	1.20	1.21	(0.98)	24
Year Ended March 31, 2012	16.45	(0.15)	(0.36)	(0.51)	—	—	—	—	—	15.94	88,132	(3.16)	1.22	1.22	(0.98)	30
Year Ended March 31, 2011	12.86	(0.12)	3.71	3.59	—	—	—	—	—	16.45	134,643	27.99	1.19	1.19	(0.89)	53
A Shares
Year Ended March 31, 2015	20.53	(0.28)	1.17	0.89	—	—	(0.66)	(0.66)	—	20.76	10,535	4.47	1.45	1.45	(1.34)	42
Year Ended March 31, 2014	15.16	(0.24)	6.80	6.56	—	—	(1.19)	(1.19)	—	20.53	19,950	43.45	1.40	1.40	(1.18)	49
Year Ended March 31, 2013	15.54	(0.18)	0.42	0.24	—	—	(0.62)	(0.62)	—	15.16	3,580	1.63	1.49	1.53	(1.24)	24
Year Ended March 31, 2012	16.10	(0.18)	(0.38)	(0.56)	—	—	—	—	—	15.54	3,803	(3.48)	1.53	1.53	(1.28)	30
Year Ended March 31, 2011	12.62	(0.16)	3.64	3.48	—	—	—	—	—	16.10	3,519	27.58	1.49	1.49	(1.19)	53
International Equity Fund
I Shares
Year Ended March 31, 2015	12.45	0.25	(0.90)	(0.65)	(0.23)	—	(1.12)	(1.35)	—	10.45	19,023	(4.59)	1.37	1.48	2.15	41
Year Ended March 31, 2014	11.64	0.55	1.65	2.20	(1.17)	—	(0.22)	(1.39)	—	12.45	26,932	19.52	1.20	1.20	4.55(e)	43
Year Ended March 31, 2013	10.74	0.22	0.89	1.11	(0.21)	—	—	(0.21)	—	11.64	272,552	10.38	1.12	1.12	2.02	52
Year Ended March 31, 2012	11.62	0.25	(0.90)	(0.65)	(0.23)	—	—	(0.23)	—	10.74	261,561	(5.24)	1.29	1.29	2.33	78
Year Ended March 31, 2011	10.71	0.16	1.02	1.18	(0.27)	—	—	(0.27)	—	11.62	252,253	11.29	1.27	1.27	1.49	80
A Shares
Year Ended March 31, 2015	12.35	0.20	(0.87)	(0.67)	(0.22)	—	(1.12)	(1.34)	—	10.34	4,123	(4.87)	1.57	1.66	1.79	41
Year Ended March 31, 2014	11.51	0.20	2.00	2.20	(1.14)	—	(0.22)	(1.36)	—	12.35	4,802	19.72	1.47	1.47	1.66	43
Year Ended March 31, 2013	10.63	0.18	0.87	1.05	(0.17)	—	—	(0.17)	—	11.51	4,565	9.95	1.45	1.45	1.73	52
Year Ended March 31, 2012	11.49	0.21	(0.87)	(0.66)	(0.20)	—	—	(0.20)	—	10.63	5,500	(5.48)	1.59	1.59	2.02	78
Year Ended March 31, 2011	10.59	0.13	1.01	1.14	(0.24)	—	—	(0.24)	—	11.49	7,227	10.98	1.57	1.57	1.24	80
See Notes to Financial Highlights.

FINANCIAL HIGHLIGHTS
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
Large Cap Growth Stock Fund
I Shares
Year Ended March 31, 2015	$ 9.70	$ —	$1.40	$1.40	$ —	$—	$(0.78)	$(0.78)	$—	$10.32	$ 127,236	15.03%	0.94%	1.17%	(0.04)%	13%
Year Ended March 31, 2014	8.31	0.01	2.24	2.25	—	—	(0.86)	(0.86)	—	9.70	188,294	27.35	0.92	1.09	0.07	21
Year Ended March 31, 2013	12.95	0.03	0.24	0.27	(0.01)	—	(4.90)	(4.91)	—	8.31	167,887	3.64	0.94	0.94	0.23	40
Year Ended March 31, 2012	11.55	(0.02)	1.42	1.40	—	—	—	—	—	12.95	261,090	12.12	1.07	1.07	(0.17)	19
Year Ended March 31, 2011	9.59	0.01	1.95	1.96	—(f)	—	—	—	—	11.55	406,017	20.48	1.04	1.06	0.06	30
A Shares
Year Ended March 31, 2015	8.35	(0.02)	1.20	1.18	—	—	(0.78)	(0.78)	—	8.75	65,953	14.83	1.18	1.19	(0.26)	13
Year Ended March 31, 2014	7.27	(0.02)	1.96	1.94	—	—	(0.86)	(0.86)	—	8.35	64,288	26.99	1.19	1.20	(0.20)	21
Year Ended March 31, 2013	11.96	—(f)	0.21	0.21	—	—	(4.90)	(4.90)	—	7.27	56,511	3.43	1.20	1.20	(0.01)	40
Year Ended March 31, 2012	10.70	(0.05)	1.31	1.26	—	—	—	—	—	11.96	45,854	11.78	1.37	1.37	(0.45)	19
Year Ended March 31, 2011	8.91	(0.02)	1.81	1.79	—	—	—	—	—	10.70	46,358	20.09	1.34	1.36	(0.24)	30
C Shares
Year Ended March 31, 2015	6.32	(0.06)	0.90	0.84	—	—	(0.78)	(0.78)	—	6.38	46,678	14.20	1.86	1.87	(0.90)	13
Year Ended March 31, 2014	5.71	(0.06)	1.53	1.47	—	—	(0.86)	(0.86)	—	6.32	34,249	26.09	1.88	1.88	(0.90)	21
Year Ended March 31, 2013	10.52	(0.06)	0.15	0.09	—	—	(4.90)	(4.90)	—	5.71	31,625	2.69	1.89	1.89	(0.70)	40
Year Ended March 31, 2012	9.48	(0.11)	1.15	1.04	—	—	—	—	—	10.52	17,363	10.97	2.07	2.07	(1.15)	19
Year Ended March 31, 2011	7.94	(0.08)	1.62	1.54	—	—	—	—	—	9.48	17,680	19.40	2.04	2.06	(0.94)	30
IS Shares(g)
Period Ended March 31, 2015	9.97	0.01	1.13	1.14	—	—	(0.78)	(0.78)	—	10.33	52,967	12.02	0.85	0.87	0.16	13
Large Cap Value Equity Fund
I Shares
Year Ended March 31, 2015	17.02	0.23	0.99	1.22	(0.23)	—	(1.41)	(1.64)	—	16.60	1,927,039	7.25	0.95	1.07	1.33	73
Year Ended March 31, 2014	15.76	0.24	3.29	3.53	(0.23)	—	(2.04)	(2.27)	—	17.02	1,799,158	22.94	0.91	1.06	1.42	81
Year Ended March 31, 2013	13.77	0.24	1.97	2.21	(0.22)	—	—	(0.22)	—	15.76	1,442,154	16.24	0.89	0.89	1.74	78
Year Ended March 31, 2012	13.47	0.22	0.28	0.50	(0.20)	—	—	(0.20)	—	13.77	1,985,434	3.92	0.82	0.82	1.74	110
Year Ended March 31, 2011	11.71	0.18	1.75	1.93	(0.17)	—	—	(0.17)	—	13.47	1,348,969	16.69	0.83	0.83	1.48	134
A Shares
Year Ended March 31, 2015	16.90	0.18	0.99	1.17	(0.18)	—	(1.41)	(1.59)	—	16.48	461,642	6.98	1.25	1.36	1.03	73
Year Ended March 31, 2014	15.67	0.19	3.27	3.46	(0.19)	—	(2.04)	(2.23)	—	16.90	379,768	22.60	1.19	1.37	1.13	81
Year Ended March 31, 2013	13.70	0.21	1.95	2.16	(0.19)	—	—	(0.19)	—	15.67	287,957	15.93	1.16	1.26	1.48	78
Year Ended March 31, 2012	13.41	0.19	0.27	0.46	(0.17)	—	—	(0.17)	—	13.70	233,782	3.58	1.12	1.12	1.50	110
Year Ended March 31, 2011	11.66	0.15	1.74	1.89	(0.14)	—	—	(0.14)	—	13.41	80,048	16.37	1.13	1.13	1.20	134
C Shares
Year Ended March 31, 2015	16.59	0.10	0.97	1.07	(0.10)	—	(1.41)	(1.51)	—	16.15	21,207	6.50	1.71	1.71	0.57	73
Year Ended March 31, 2014	15.42	0.10	3.22	3.32	(0.11)	—	(2.04)	(2.15)	—	16.59	20,239	21.98	1.71	1.71	0.62	81
Year Ended March 31, 2013	13.50	0.12	1.92	2.04	(0.12)	—	—	(0.12)	—	15.42	16,394	15.25	1.75	1.75	0.89	78
Year Ended March 31, 2012	13.21	0.08	0.29	0.37	(0.08)	—	—	(0.08)	—	13.50	17,027	2.86	1.82	1.82	0.68	110
Year Ended March 31, 2011	11.49	0.06	1.72	1.78	(0.06)	—	—	(0.06)	—	13.21	18,686	15.53	1.83	1.83	0.48	134
IS Shares(g)
Period Ended March 31, 2015	17.54	0.19	0.54	0.73	(0.20)	—	(1.41)	(1.61)	—	16.66	37,570	4.26	0.71	0.71	1.65	73
See Notes to Financial Highlights.

FINANCIAL HIGHLIGHTS
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
Mid-Cap Value Equity Fund
I Shares
Year Ended March 31, 2015	$14.09	$ 0.13	$ 0.93	$ 1.06	$(0.12)	$—	$(1.29)	$(1.41)	$—	$13.74	$3,552,288	7.76%	1.10%	1.10%	0.92%	94%
Year Ended March 31, 2014	13.06	0.14	2.64	2.78	(0.12)	—	(1.63)	(1.75)	—	14.09	3,159,585	22.03	1.09	1.10	1.02	108
Year Ended March 31, 2013	11.07	0.16	2.00	2.16	(0.14)	—	(0.03)	(0.17)	—	13.06	2,168,210	19.73	1.08	1.08	1.44	123
Year Ended March 31, 2012	12.70	0.17	(0.66)	(0.49)	(0.17)	—	(0.97)	(1.14)	—	11.07	1,679,244	(2.33)	1.04	1.04	1.56	182
Year Ended March 31, 2011	11.17	0.10	2.26	2.36	(0.09)	—	(0.74)	(0.83)	—	12.70	1,710,610	21.89	1.04	1.04	0.91	170
A Shares
Year Ended March 31, 2015	13.96	0.09	0.92	1.01	(0.08)	—	(1.29)	(1.37)	—	13.60	590,327	7.45	1.38	1.41	0.64	94
Year Ended March 31, 2014	12.96	0.10	2.62	2.72	(0.09)	—	(1.63)	(1.72)	—	13.96	611,880	21.68	1.35	1.40	0.76	108
Year Ended March 31, 2013	10.99	0.13	1.98	2.11	(0.11)	—	(0.03)	(0.14)	—	12.96	490,381	19.43	1.34	1.38	1.17	123
Year Ended March 31, 2012	12.62	0.15	(0.67)	(0.52)	(0.14)	—	(0.97)	(1.11)	—	10.99	433,674	(2.63)	1.34	1.34	1.40	182
Year Ended March 31, 2011	11.11	0.08	2.24	2.32	(0.07)	—	(0.74)	(0.81)	—	12.62	252,165	21.55	1.35	1.35	0.70	170
C Shares
Year Ended March 31, 2015	13.72	0.04	0.90	0.94	(0.03)	—	(1.29)	(1.32)	—	13.34	87,115	7.06	1.75	1.75	0.28	94
Year Ended March 31, 2014	12.77	0.05	2.58	2.63	(0.05)	—	(1.63)	(1.68)	—	13.72	81,961	21.26	1.76	1.76	0.36	108
Year Ended March 31, 2013	10.85	0.07	1.95	2.02	(0.07)	—	(0.03)	(0.10)	—	12.77	53,893	18.75	1.86	1.86	0.65	123
Year Ended March 31, 2012	12.48	0.07	(0.66)	(0.59)	(0.07)	—	(0.97)	(1.04)	—	10.85	42,272	(3.32)	2.04	2.04	0.65	182
Year Ended March 31, 2011	11.02	—	2.21	2.21	(0.01)	—	(0.74)	(0.75)	—	12.48	24,496	20.71	2.04	2.04	(0.04)	170
IS Shares(g)
Period Ended March 31, 2015	14.28	0.13	0.77	0.90	(0.13)	—	(1.29)	(1.42)	—	13.76	23,398	6.54	0.75	0.75	1.39	94
Small Cap Growth Stock Fund
I Shares
Year Ended March 31, 2015	16.82	(0.14)	0.65	0.51	—	—	(2.50)	(2.50)	—	14.83	126,223	4.31(i)	1.28	1.34	(0.92)	31
Year Ended March 31, 2014	15.66	(0.16)	4.23	4.07	—	—	(2.91)	(2.91)	—	16.82	170,409	25.98	1.26	1.31	(0.91)	90
Year Ended March 31, 2013	17.21	(0.08)	2.19	2.11	—	—	(3.66)	(3.66)	—	15.66	152,674	14.20	1.21	1.21	(0.50)	50
Year Ended March 31, 2012	17.17	(0.10)	0.14(h)	0.04	—	—	—	—	—	17.21	267,694	0.23	1.23	1.23	(0.62)	71
Year Ended March 31, 2011	13.32	(0.11)	3.96	3.85	—	—	—	—	—	17.17	408,399	28.90	1.23	1.23	(0.81)	112
A Shares
Year Ended March 31, 2015	15.30	(0.13)	0.56	0.43	—	—	(2.50)	(2.50)	—	13.23	9,889	4.21	1.32	1.32	(0.96)	31
Year Ended March 31, 2014	14.46	(0.15)	3.90	3.75	—	—	(2.91)	(2.91)	—	15.30	10,880	25.92	1.29	1.29	(0.94)	90
Year Ended March 31, 2013	16.18	(0.11)	2.05	1.94	—	—	(3.66)	(3.66)	—	14.46	10,226	14.07	1.37	1.37	(0.69)	50
Year Ended March 31, 2012	16.19	(0.14)	0.13(h)	(0.01)	—	—	—	—	—	16.18	10,032	(0.06)	1.54	1.54	(0.91)	71
Year Ended March 31, 2011	12.59	(0.15)	3.75	3.60	—	—	—	—	—	16.19	12,235	28.59	1.53	1.53	(1.11)	112
C Shares
Year Ended March 31, 2015	11.82	(0.17)	0.38	0.21	—	—	(2.50)	(2.50)	—	9.53	6,397	3.55	1.96	1.96	(1.60)	31
Year Ended March 31, 2014	11.77	(0.20)	3.16	2.96	—	—	(2.91)	(2.91)	—	11.82	7,255	25.10	1.94	1.94	(1.59)	90
Year Ended March 31, 2013	13.91	(0.18)	1.70	1.52	—	—	(3.66)	(3.66)	—	11.77	6,757	13.30	2.05	2.05	(1.39)	50
Year Ended March 31, 2012	14.01	(0.21)	0.11(h)	(0.10)	—	—	—	—	—	13.91	8,129	(0.71)	2.24	2.24	(1.61)	71
Year Ended March 31, 2011	10.98	(0.21)	3.24	3.03	—	—	—	—	—	14.01	9,636	27.60	2.23	2.23	(1.81)	112
IS Shares(g)
Period Ended March 31, 2015	15.61	(0.06)	1.80	1.74	—	—	(2.50)	(2.50)	—	14.85	6,235	12.53	0.96	0.96	(0.56)	31
See Notes to Financial Highlights.

FINANCIAL HIGHLIGHTS
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(c)
Small Cap Value Equity Fund
I Shares
Year Ended March 31, 2015	$17.95	$ 0.20	$ 0.38	$ 0.58	$(0.15)	$—	$(2.79)	$(2.94)	$—	$15.59	$1,118,190	4.07%	1.21%	1.21%	1.16%	10%
Year Ended March 31, 2014	15.45	0.17	3.11	3.28	(0.14)	—	(0.64)	(0.78)	—	17.95	1,528,174	21.34	1.22	1.22	1.01	37
Year Ended March 31, 2013	13.80	0.20	2.08	2.28	(0.23)	—	(0.40)	(0.63)	—	15.45	1,408,597	17.07	1.20	1.20	1.44	27
Year Ended March 31, 2012	14.54	0.12	(0.07)(h)	0.05	(0.12)	—	(0.67)	(0.79)	—	13.80	1,169,093	1.15	1.20	1.20	0.92	46
Year Ended March 31, 2011	11.76	0.10	2.79	2.89	(0.11)	—	—	(0.11)	—	14.54	1,002,005	24.68	1.21	1.21	0.82	72
A Shares
Year Ended March 31, 2015	17.61	0.15	0.38	0.53	(0.10)	—	(2.79)	(2.89)	—	15.25	162,732	3.79	1.52	1.52	0.89	10
Year Ended March 31, 2014	15.19	0.12	3.05	3.17	(0.11)	—	(0.64)	(0.75)	—	17.61	195,098	20.96	1.50	1.50	0.73	37
Year Ended March 31, 2013	13.58	0.15	2.05	2.20	(0.19)	—	(0.40)	(0.59)	—	15.19	181,308	16.77	1.50	1.50	1.14	27
Year Ended March 31, 2012	14.33	0.08	(0.08)(h)	—	(0.08)	—	(0.67)	(0.75)	—	13.58	169,100	0.81	1.50	1.50	0.63	46
Year Ended March 31, 2011	11.59	0.06	2.75	2.81	(0.07)	—	—	(0.07)	—	14.33	103,365	24.38	1.52	1.52	0.48	72
C Shares
Year Ended March 31, 2015	16.71	0.08	0.36	0.44	(0.05)	—	(2.79)	(2.84)	—	14.31	33,793	3.42	1.88	1.88	0.54	10
Year Ended March 31, 2014	14.47	0.06	2.90	2.96	(0.08)	—	(0.64)	(0.72)	—	16.71	38,408	20.53	1.87	1.87	0.36	37
Year Ended March 31, 2013	12.98	0.08	1.95	2.03	(0.14)	—	(0.40)	(0.54)	—	14.47	36,015	16.17	1.99	1.99	0.65	27
Year Ended March 31, 2012	13.76	(0.01)	(0.08)(h)	(0.09)	(0.02)	—	(0.67)	(0.69)	—	12.98	38,107	0.12	2.20	2.20	(0.08)	46
Year Ended March 31, 2011	11.15	(0.02)	2.64	2.62	(0.01)	—	—	(0.01)	—	13.76	32,074	23.51	2.21	2.21	(0.18)	72
See Notes to Financial Highlights.

NOTES TO FINANCIAL HIGHLIGHTS
(a)	Total return excludes sales charge. Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Not annualized for periods less than one year.
(d)	Per share data calculated using average shares outstanding method.
(e)	Rounds to less than $0.005 per share.
(f)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statements of Operations for the year ended March 31, 2012, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.
(g)	The Fund and its shareholders indirectly bear a pro rata share of the acquired fund fees and expenses incurred by the underlying investment companies in which the Fund is invested. The expense ratios do not include such acquired fund fees and expenses.
(h)	Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the management’s discussion of Fund performance.
(i)	The amount shown for the net investment income ratio does not represent the actual prorata amount allocated to the share class due to large redemptions during the year.

Investment Adviser:
RidgeWorth Investments
3333 Piedmont Road, Suite 1500
Atlanta, GA 30305
www.ridgeworth.com
Investment Subadvisers:
Ceredex Value Advisors LLC
301 East Pine Street, Suite 500
Orlando, FL 32801
www.ceredexvalue.com
Certium Asset Management LLC
3333 Piedmont Road, Suite 1500
Atlanta, GA 30305
www.certiumllc.com
Silvant Capital Management LLC
3333 Piedmont Road, Suite 1500
Atlanta, GA 30305
www.silvantcapital.com
Zevenbergen Capital Investments LLC
601 Union Street, Suite 4600
Seattle, WA 98101
www.zci.com
More information about the RidgeWorth Funds is available without charge through the following:
Statement of Additional Information (SAI):
The SAI includes detailed information about the RidgeWorth Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.
Annual and Semi-Annual Reports:
These reports list each Fund’s holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.
To Obtain an SAI, Annual or Semi-Annual Report, or More Information:
Telephone:   Shareholder Services
1-888-784-3863
Mail:
RidgeWorth Funds
P.O. Box 8053
Boston, MA 02266-8053
Website: www.ridgeworth.com
SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the RidgeWorth Funds, from the EDGAR Database on the SEC’s website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.
The RidgeWorth Funds’ Investment Company Act registration number is 811-06557.
RidgeWorth Investments is the trade name of RidgeWorth Capital Management LLC
RFPRO-EQ-0815